UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 60.4%
Aerospace & Defense — 1.3%
120	General Dynamics Corp.	$11,058
4,150	Raytheon Co.	265,019
20,890	The Boeing Co.	1,729,065
6,662	United Technologies Corp.	473,269

		2,478,411

Air Freight & Logistics — 1.0%
26,130	United Parcel Service, Inc. Class B	1,855,753

Auto Components — 0.3%
8,966	Autoliv, Inc.	490,171
3,740	Modine Manufacturing Co.	58,868

		549,039

Beverages — 1.6%
31,700	Anheuser-Busch Cos., Inc.	1,821,482
6,010	PepsiCo., Inc.	410,483
13,970	The Coca-Cola Co.	799,922

		3,031,887

Biotechnology — 0.8%
2,100	Celgene Corp.*	127,806
25,090	Gilead Sciences, Inc.*	1,387,979

		1,515,785

Building Products — 0.1%
11,760	Masco Corp.	218,030

Capital Markets — 1.0%
1,590	American Capital Strategies Ltd.(a)	50,880
585	Apollo Investment Corp.	10,559
13,710	Bank of New York Mellon Corp.	610,507
27,130	Morgan Stanley	1,199,960
1,210	State Street Corp.	87,144

		1,959,050

Chemicals — 1.1%
33,110	E.I. du Pont de Nemours & Co.	1,586,300
14,590	The Dow Chemical Co.	589,436

		2,175,736

Commercial Banks — 2.2%
39,150	BB&T Corp.	1,232,050
2,890	Capitol Federal Financial	118,490
41,680	New York Community Bancorp, Inc.(a)	855,274
51,020	U.S. Bancorp(a)	1,693,354
14,150	Wells Fargo & Co.	390,116

		4,289,284

Commercial Services & Supplies — 1.0%
30,280	Pitney Bowes, Inc.	1,099,467
9,220	R.R. Donnelley & Sons Co.	302,693
12,750	Waste Management, Inc.	483,607

		1,885,767

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 0.9%
14,060	Cisco Systems, Inc.*	$375,683
27,600	QUALCOMM, Inc.	1,339,704

		1,715,387

Computers & Peripherals — 3.1%
5,810	Apple, Inc.*	1,096,638
11,450	Diebold, Inc.	451,817
38,750	Hewlett-Packard Co.	1,823,575
19,480	International Business Machines Corp.	2,521,296

		5,893,326

Consumer Finance — 0.4%
12,420	Capital One Financial Corp.	597,650
490	The Student Loan Corp.	58,800

		656,450

Diversified Financial Services — 3.3%
14,650	Bank of America Corp.	498,246
62,540	CIT Group, Inc.	625,400
102,720	Citigroup, Inc.	2,248,541
58,561	JPMorgan Chase & Co.	2,518,123
51,630	Washington Mutual, Inc.(a)	465,703

		6,356,013

Diversified Telecommunication Services — 2.8%
59,050	AT&T, Inc.	2,356,095
813	Fairpoint Communications, Inc.	7,317
43,160	Verizon Communications, Inc.	1,660,365
97,300	Windstream Corp.	1,297,982

		5,321,759

Electric Utilities — 1.8%
75,040	Duke Energy Corp.	1,386,739
9,800	Pinnacle West Capital Corp.	331,044
29,360	Progress Energy, Inc.	1,255,434
12,710	Southern Co.	460,102

		3,433,319

Electrical Equipment — 0.9%
30,630	Emerson Electric Co.	1,782,053

Energy Equipment & Services — 1.1%
1,000	Baker Hughes, Inc.	88,620
3,430	Patterson-UTI Energy, Inc.	107,976
18,150	Schlumberger Ltd.	1,835,510

		2,032,106

Food & Staples Retailing — 1.1%
32,180	Sysco Corp.	993,075
20,380	Wal-Mart Stores, Inc.	1,176,741

		2,169,816

Food Products — 1.8%
2,180	Campbell Soup Co.	72,986

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food Products — (continued)
33,450	ConAgra Foods, Inc.	$788,751
22,290	General Mills, Inc.	1,408,728
31,162	Kraft Foods, Inc.	1,012,142
4,230	The Hershey Co.	165,774

		3,448,381

Health Care Equipment & Supplies — 0.8%
10,600	Becton, Dickinson & Co.	895,170
4,870	Covidien Ltd.	243,938
8,690	Medtronic, Inc.	440,323

		1,579,431

Health Care Providers & Services — 0.4%
10,160	Cardinal Health, Inc.	574,446
3,680	Express Scripts, Inc.*	265,365

		839,811

Hotels, Restaurants & Leisure — 0.9%
30,220	McDonald’s Corp.	1,792,650

Household Durables — 0.6%
6,120	Blyth, Inc.	119,095
32,570	D.R. Horton, Inc.(a)	413,965
16,770	KB HOME	343,953
12,210	Lennar Corp.(a)	206,105
2,040	M.D.C. Holdings, Inc.	82,885

		1,166,003

Household Products — 1.6%
8,990	Colgate-Palmolive Co.	668,496
32,390	Procter & Gamble Co.	2,139,360
3,300	The Clorox Co.	188,529

		2,996,385

Industrial Conglomerates — 1.4%
6,980	3M Co.	541,369
69,180	General Electric Co.	2,125,209

		2,666,578

Insurance — 1.9%
920	Aflac, Inc.	61,760
28,950	Arthur J. Gallagher & Co.	739,093
24,800	Lincoln National Corp.	1,367,968
15,250	Marsh & McLennan Cos., Inc.	415,257
2,120	SAFECO Corp.	142,040
3,760	The Chubb Corp.	202,138
20,180	The Progressive Corp.	404,811
8,800	Unitrin, Inc.	304,920

		3,637,987

Internet Software & Services — 0.6%
1,810	Google, Inc.*	1,060,298
4,540	Yahoo!, Inc.*	121,490

		1,181,788

IT Services — 1.0%
11,830	Automatic Data Processing, Inc.	509,282

Shares	Description	Value
Common Stocks — (continued)
IT Services — (continued)
38,470	Paychex, Inc.	$1,329,138

		1,838,420

Leisure Equipment & Products — 0.6%
69,610	Eastman Kodak Co.(a)	1,066,425
1,440	Hasbro, Inc.	52,186

		1,118,611

Machinery — 1.1%
12,780	Caterpillar, Inc.(a)	1,056,139
3,980	Deere & Co.	323,733
2,680	Eaton Corp.	259,102
8,400	Illinois Tool Works, Inc.	451,080
1,650	PACCAR, Inc.	88,094

		2,178,148

Media — 1.1%
27,700	Clear Channel Communications, Inc.	970,054
41,050	Regal Entertainment Group	721,249
25,150	The New York Times Co.	438,113

		2,129,416

Metals & Mining — 1.2%
790	Freeport-McMoRan Copper & Gold, Inc. Class B	91,411
13,570	Nucor Corp.	1,015,036
11,160	Southern Copper Corp.(a)	1,230,167

		2,336,614

Multi-Utilities — 1.1%
29,870	Consolidated Edison, Inc.	1,233,631
29,310	PNM Resources, Inc.	435,253
14,050	TECO Energy, Inc.	286,199
3,820	Xcel Energy, Inc.	81,404

		2,036,487

Multiline Retail — 0.0%
630	J.C. Penney Co., Inc.	25,351

Oil, Gas & Consumable Fuels — 7.2%
34,170	Chevron Corp.	3,387,955
642	ConocoPhillips	59,770
63,352	Exxon Mobil Corp.	5,623,124
30,230	Marathon Oil Corp.	1,553,520
19,900	Occidental Petroleum Corp.	1,829,407
51,300	Spectra Energy Corp.	1,386,126

		13,839,902

Paper & Forest Products — 0.5%
970	International Paper Co.	26,403
13,950	Louisiana-Pacific Corp.	169,353
11,520	Weyerhaeuser Co.	718,042

		913,798

Pharmaceuticals — 3.8%
31,640	Abbott Laboratories	1,782,914

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
72,050	Bristol-Myers Squibb Co.	$1,642,019
32,070	Eli Lilly & Co.	1,543,850
10,600	Johnson & Johnson	707,444
57,680	Pfizer, Inc.	1,116,685
12,240	Wyeth	544,313

		7,337,225

Real Estate Investment Trusts — 0.6%
9,731	Apartment Investment & Management Co.	385,056
4,598	Developers Diversified Realty Corp.	182,449
920	ProLogis	56,976
1,220	Public Storage	107,518
4,750	Simon Property Group LP	471,960

		1,203,959

Road & Rail — 0.8%
22,930	Norfolk Southern Corp.	1,545,023

Semiconductors & Semiconductor Equipment — 2.4%
18,090	Applied Materials, Inc.	358,363
82,400	Intel Corp.	1,910,032
39,230	Linear Technology Corp.	1,442,487
24,560	Microchip Technology, Inc.(a)	904,791

		4,615,673

Software — 1.6%
106,270	Microsoft Corp.	3,009,566

Specialty Retail — 1.0%
5,780	Borders Group, Inc.	35,489
38,700	Foot Locker Inc	565,407
57,720	Staples, Inc.	1,353,534

		1,954,430

Thrifts & Mortgage Finance — 0.4%
26,070	Fannie Mae	704,411

Tobacco — 0.2%
5,000	Altria Group, Inc.	111,300
5,000	Philip Morris International, Inc.*	263,300

		374,600

TOTAL COMMON STOCKS		$115,789,619

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 9.3%
Aerospace/Defense(b) — 0.1%
Alliant Techsystems, Inc.
$62,000	6.750	04/01/16	$61,225
Bombardier, Inc.(c)
50,000	6.300	05/01/14	49,250

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Aerospace/Defense(b) — (continued)
L-3 Communications Corp.
	$125,000	6.375%		10/15/15	$120,938

					231,413

Automotive — 0.1%
General Motors Acceptance Corp.
	125,000	6.875		09/15/11	105,994

Banks — 2.0%
ANZ Capital Trust I(b)(c)
	175,000	4.484		01/29/49	169,396
Astoria Financial Corp.(b)
	150,000	5.750		10/15/12	140,852
Bank of America Corp.
	125,000	5.750		12/01/17	122,755
	275,000	8.000	(b)(d)	12/29/49	272,502
Citigroup, Inc.
	200,000	5.500		04/11/13	199,176
	300,000	5.850		07/02/13	301,871
	50,000	8.400	(b)(d)	04/29/49	49,564
GreenPoint Bank
	125,000	9.250		10/01/10	133,133
HBOS Capital Funding LP(b)(c)(d)
	225,000	6.071		06/29/49	193,275
JPMorgan Chase & Co.
	425,000	6.000		01/15/18	425,138
	225,000	7.900	(b)(d)	04/29/49	224,003
Mizuho JGB Investment LLC(b)(c)(d)
	100,000	9.870		12/29/49	100,096
Popular North America Capital Trust I(b)
	50,000	6.564		09/15/34	33,514
Popular North America, Inc.
	150,000	5.650		04/15/09	148,518
Resona Bank Ltd.(b)(c)(d)
EUR	175,000	4.125		09/27/49	228,461
	$175,000	5.850		09/29/49	150,622
Royal Bank of Scotland Group PLC(b)
	125,000	9.118		03/31/49	127,386
	125,000	6.990	(c)(d)	10/29/49	115,671
VTB 24 Capital PLC(d)
	100,000	3.820		12/07/09	97,370
Wachovia Corp.
	100,000	5.500		05/01/13	98,899
Wells Fargo & Co.
	300,000	4.375		01/31/13	292,807
Wells Fargo Capital XIII(b)(d)
	225,000	7.700		12/29/49	225,517

					3,850,526

Brokerage — 0.8%
Lehman Brothers Capital Trust VII(b)(d)
	75,000	5.857		11/29/49	52,125

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Lehman Brothers Holdings, Inc.
EUR	200,000	5.375%	10/17/12	$286,157
	$50,000	5.625	01/24/13	47,581
	175,000	6.200	09/26/14	167,688
Merrill Lynch & Co., Inc.
	150,000	5.450	02/05/13	143,686
	100,000	6.400	08/28/17	96,321
Morgan Stanley & Co.
	100,000	5.950	12/28/17	94,854
	225,000	6.625 (b)	04/01/18	222,278
The Bear Stearns Co., Inc.
	425,000	7.250	02/01/18	452,456

				1,563,146

Chemicals(b) — 0.1%
Ferro Corp.
	125,000	9.125	01/01/09	127,031
Ineos Group Holdings PLC
EUR	125,000	7.875	02/15/16	140,018

				267,049

Diversified Manufacturing(c) — 0.0%
Tyco Electronics Group SA
	$75,000	6.000	10/01/12	75,979

Electric(b) — 0.6%
Arizona Public Service Co.
	100,000	5.800	06/30/14	95,101
	150,000	6.250	08/01/16	144,465
CenterPoint Energy, Inc. Series B
	25,000	7.250	09/01/10	25,849
Commonwealth Edison Co.
	175,000	5.400	12/15/11	174,686
FirstEnergy Corp. Series C
	110,000	7.375	11/15/31	118,218
MidAmerican Energy Holdings Co.
	125,000	6.125	04/01/36	120,759
	25,000	5.950	05/15/37	23,567
Nevada Power Co. Series L
	100,000	5.875	01/15/15	100,150
Progress Energy, Inc.
	100,000	5.625	01/15/16	98,963
	75,000	7.000	10/30/31	79,134
The AES Corp.
	125,000	9.500	06/01/09	129,375

				1,110,267

Energy(b) — 0.4%
Canadian Natural Resources Ltd.
	50,000	5.150	02/01/13	50,196
	100,000	5.700	05/15/17	97,982
	75,000	6.500	02/15/37	73,216
EnCana Corp.
	200,000	6.500	02/01/38	197,209
Kerr-McGee Corp.
	175,000	6.950	07/01/24	183,909

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy(b) — (continued)
Transocean, Inc.
$125,000	6.800%	03/15/38	$127,624

			730,136

Entertainment — 0.0%
Time Warner Entertainment Co.
25,000	8.375	03/15/23	26,962

Financial — 0.1%
International Lease Finance Corp.
100,000	4.950	02/01/11	96,592

Food & Beverage — 0.2%
Cargill, Inc.(b)(c)
250,000	5.200	01/22/13	247,957
Kraft Foods, Inc.
75,000	6.500	08/11/17	75,403

			323,360

Gaming(b) — 0.2%
Harrah’s Operating Co., Inc.
250,000	5.500	07/01/10	225,625
MGM Mirage, Inc.
50,000	8.500	09/15/10	51,187
Mohegan Tribal Gaming Authority
125,000	8.000	04/01/12	116,250

			393,062

Health Care — Services(b) — 0.1%
HCA, Inc.
125,000	9.125	11/15/14	130,938

Life Insurance(b) — 0.2%
Americo Life, Inc.(c)
50,000	7.875	05/01/13	50,645
Lincoln National Corp.(d)
275,000	7.000	05/17/66	249,348
Phoenix Life Insurance Co.(c)
125,000	7.150	12/15/34	121,387
Reinsurance Group of America, Inc.(d)
75,000	6.750	12/15/65	62,152

			483,532

Media — Cable — 0.5%
Comcast Cable Communications Holdings, Inc.
125,000	10.625	07/15/12	144,931
40,000	8.375	03/15/13	44,424
125,000	9.455	11/15/22	151,504
Cox Communications, Inc.(b)(c)
275,000	6.250	06/01/18	274,599
Rogers Cable, Inc.(b)
100,000	5.500	03/15/14	97,165
Time Warner Cable, Inc.(b)
300,000	5.400	07/02/12	296,184

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
	$50,000	6.550%	05/01/37	$46,716

				1,055,523

Media — Non Cable(b) — 0.4%
AMFM, Inc.
	375,000	8.000	11/01/08	382,939
EchoStar DBS Corp.
	125,000	7.125	02/01/16	119,688
Idearc, Inc.
	125,000	8.000	11/15/16	90,000
News America, Inc.
	225,000	6.650	11/15/37	222,514

				815,141

Metals & Mining(b) — 0.3%
ArcelorMittal(c)
	225,000	6.125	06/01/18	219,238
GrafTech Finance, Inc.
	47,000	10.250	02/15/12	48,410
Inco Ltd.
	200,000	5.700	10/15/15	193,061
Xstrata Canada Corp.
	75,000	7.250	07/15/12	78,936

				539,645

Noncaptive — Financial — 0.4%
Countrywide Home Loans, Inc.
	25,000	6.250	04/15/09	23,750
	100,000	5.625	07/15/09	94,000
	100,000	4.125	09/15/09	93,000
Nelnet, Inc.(b)(d)
	150,000	7.400	09/29/36	96,579
Residential Capital LLC(b)
	150,000	8.375	06/30/10	78,750
SLM Corp.
	200,000	5.450	04/25/11	184,183
VTB Capital SA(c)
	110,000	6.609	10/31/12	108,741

				679,003

Packaging(b)(d) — 0.1%
Impress Holdings BV
EUR	125,000	7.872	09/15/13	187,662

Pipelines — 0.6%
Boardwalk Pipelines LP(b)
	$175,000	5.875	11/15/16	167,684
El Paso Natural Gas Co.
	75,000	7.500	11/15/26	76,144
Energy Transfer Partners LP(b)
	75,000	5.650	08/01/12	74,945
	250,000	5.950	02/01/15	245,765
Enterprise Products Operating LP(b)(d)
	100,000	8.375	08/01/66	98,948
	100,000	7.034	01/15/68	88,078

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
ONEOK Partners LP(b)
$100,000	6.650%	10/01/36	$94,106
100,000	6.850	10/15/37	96,487
Southern Natural Gas Co.(b)
75,000	7.350	02/15/31	77,544
Tennessee Gas Pipeline Co.(b)
50,000	7.000	10/15/28	48,432

			1,068,133

Property/Casualty Insurance — 0.4%
Arch Capital Group Ltd.(b)
100,000	7.350	05/01/34	99,004
Aspen Insurance Holdings Ltd.(b)
100,000	6.000	08/15/14	94,144
Catlin Insurance Co. Ltd.(b)(c)(d)
75,000	7.249	12/31/49	56,838
CNA Financial Corp.
30,000	6.950	01/15/18	28,094
50,000	7.250	11/15/23	46,680
Endurance Specialty Holdings Ltd.(b)
100,000	6.150	10/15/15	93,687
PartnerRe Finance(b)(d)
25,000	6.440	12/01/66	20,237
QBE Insurance Group Ltd.(b)(c)(d)
225,000	5.647	07/01/23	223,523
Swiss Re Capital I LP(b)(c)(d)
125,000	6.854	05/29/49	114,285
The Chubb Corp.(b)(d)
100,000	6.375	03/29/67	93,753

			870,245

Real Estate Investment Trusts — 0.5%
Arden Realty, Inc.
75,000	9.150	03/01/10	80,710
iStar Financial, Inc.(b)
75,000	5.650	09/15/11	66,375
50,000	6.500	12/15/13	44,562
iStar Financial, Inc. Series B(b)
50,000	5.125	04/01/11	44,313
75,000	5.700	03/01/14	64,594
Reckson Operating Partnership LP(b)
25,000	7.750	03/15/09	24,725
92,000	5.150	01/15/11	86,790
Simon Property Group LP(b)
150,000	7.000 (e)	06/15/08	150,893
125,000	6.125	05/30/18	122,663
Westfield Capital Corp.(b)(c)
125,000	5.125	11/15/14	116,078
Westfield Group(b)(c)
150,000	5.400	10/01/12	147,087

			948,790

Technology(b) — 0.1%
Fiserv, Inc.
175,000	6.125	11/20/12	175,126

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Tobacco — 0.1%
Philip Morris International, Inc.
	$250,000	5.650%	05/16/18	$244,602

Wireless Telecommunications(b) — 0.4%
America Movil SA de CV
	200,000	5.500	03/01/14	197,622
AT&T, Inc.
	225,000	6.400	05/15/38	218,661
Hellas Telecommunications Luxembourg V(d)
EUR	125,000	8.247	10/15/12	182,800
Sprint Capital Corp.
	$175,000	7.625	01/30/11	169,750

				768,833

Wirelines Telecommunications — 0.6%
Ameritech Capital Funding
	50,000	6.250	05/18/09	50,768
Deutsche Telekom International Finance BV
	125,000	8.250	06/15/30	148,780
Qwest Corp.(b)
	50,000	8.875	03/15/12	52,250
Telecom Italia Capital(b)
	225,000	4.950	09/30/14	207,730
	150,000	7.721	06/04/38	150,946
TPSA Finance BV(c)
	175,000	7.750	12/10/08	177,588
Verizon Communications, Inc.(b)
	100,000	6.100	04/15/18	102,114
	125,000	6.400	02/15/38	122,761
Windstream Corp.(b)
	125,000	8.625	08/01/16	129,531

				1,142,468

TOTAL CORPORATE BONDS				$17,884,127

Mortgage-Backed Obligations — 27.2%
Collateralized Mortgage Obligations — 9.8%
Adjustable Rate Non-Agency(d) — 7.0%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
	$33,967	4.451	04/25/34	$32,030
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
	60,156	5.059	06/25/35	59,104
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
	904,953	6.262	09/25/47	706,983
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
	845,038	4.137	02/25/37	822,129
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
	315,683	2.693	08/25/35	251,908
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	360,270	2.743	09/25/35	288,255

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
$31,701	4.550%	11/20/34	$27,269
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
56,565	4.902	08/20/35	45,976
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
607,326	6.017	08/19/36	482,804
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
659,807	5.439	09/25/35	526,575
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
812,089	4.744	07/25/35	798,554
Lehman XS Trust Series 2007-16N, Class 2A2
979,695	3.243	09/25/47	764,779
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
17,738	2.773	11/25/34	15,054
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
571,018	4.794	01/25/46	443,619
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
976,230	6.549	11/25/37	753,988
Structured Adjustable Rate Mortgage Loan Series 2004-05, Class 3A1
35,991	4.380	05/25/34	32,021
Structured Adjustable Rate Mortgage Loan Series 2004-06, Class 3A2
384,497	4.704	06/25/34	376,590
Structured Adjustable Rate Mortgage Loan Series 2004-16, Class 3A1
40,778	5.450	11/25/34	34,552
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
729,791	2.623	02/25/36	564,765
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
982,136	5.294	08/25/47	767,078
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
141,525	4.700	11/25/33	135,683
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
53,777	4.243	06/25/34	52,069
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
609,627	2.713	08/25/45	489,219
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
349,310	2.663	12/25/45	278,624
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
399,462	2.683	07/25/45	320,594
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
742,713	4.714	09/25/46	571,969
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
880,459	6.600	12/28/37	701,849
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
322,893	5.602	10/25/35	315,701

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
$741,987	5.000%	10/25/35	$719,951
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
724,022	5.036	04/25/35	663,911
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
692,841	5.597	07/25/36	682,993
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
760,487	5.109	03/25/36	733,932

			13,460,528

Interest Only(f) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
214,049	5.500	06/25/33	21,156
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(c)(d)
2,196,876	1.143	03/13/40	62,043
Countrywide Home Loan Trust Series 2003-42, Class 2X1(d)
1,099,273	0.354	10/25/33	746
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
8,933	5.500	06/25/33	260
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
292,509	5.250	07/25/33	31,270
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(g)
100,972	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(g)
126,665	0.000	08/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(c)(d)
1,367,466	1.637	05/15/38	37,841
FHLMC REMIC Series 2575, Class IB
141,370	5.500	08/15/30	12,255
FNMA REMIC Series 2004-47, Class EI(d)(h)
260,026	0.000	06/25/34	4,562
FNMA REMIC Series 2004-62, Class DI(d)(h)
100,435	0.000	07/25/33	3,209
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(d)
115,107	0.679	08/25/33	307
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(d)
39,689	1.158	07/25/33	236
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(c)(d)
2,728,044	1.425	02/11/36	87,091
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR07, Class X(d)
151,167	0.427	06/25/08	3

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(f) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(d)
$599,840	0.478%	02/25/34	$1,020

			261,999

Inverse Floaters(d) — 0.2%
FNMA REMIC Series 1993-248, Class SA
139,105	5.706	08/25/23	131,042
GNMA Series 2001-48, Class SA
25,116	18.346	10/16/31	29,389
GNMA Series 2001-51, Class SA
39,547	21.645	10/16/31	52,279
GNMA Series 2001-51, Class SB
49,628	18.346	10/16/31	58,094
GNMA Series 2001-59, Class SA
37,716	18.184	11/16/24	45,278
GNMA Series 2002-13, Class SB
16,109	25.877	02/16/32	22,861

			338,943

Planned Amortization Class — 0.0%
FNMA REMIC Series 1993-76, Class PJ
1,160	6.000	06/25/08	1,157

Regular Floater(d)(h) — 0.1%
FHLMC REMIC Series 3038, Class XA
70,963	0.000	09/15/35	68,052
FHLMC REMIC Series 3325, Class SX
93,206	0.000	06/15/37	102,329

			170,381

Sequential Fixed Rate — 2.4%
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
587,476	7.202	10/15/32	612,318
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.333	11/10/45	986,064
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	1,031,055
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	980,084
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,000,000	5.156	02/15/31	968,068

			4,577,589

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			18,810,597

Federal Agencies — 17.4%
Adjustable Rate FHLMC(d) — 0.3%
608,063	4.582	08/01/35	611,487

Adjustable Rate FNMA(d) — 1.0%
20,827	7.290	09/01/32	21,138
279,991	4.334	12/01/33	282,913

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(d) — (continued)
$449,593	4.222%	01/01/34	$454,151
612,362	4.250	02/01/34	618,421
456,296	4.597	01/01/35	459,383

			1,836,006

Adjustable Rate GNMA(d) — 0.5%
22,048	6.375	06/20/23	22,388
9,548	5.625	07/20/23	9,650
9,764	5.625	08/20/23	9,868
26,824	5.625	09/20/23	27,115
7,679	5.375	03/20/24	7,795
69,963	6.375	04/20/24	71,041
8,371	6.375	05/20/24	8,498
68,856	6.375	06/20/24	69,921
37,115	5.625	07/20/24	37,523
51,816	5.625	08/20/24	52,377
16,799	5.625	09/20/24	16,979
19,498	5.125	11/20/24	19,686
16,913	5.125	12/20/24	17,080
14,173	5.375	01/20/25	14,391
6,723	5.375	02/20/25	6,825
23,430	6.375	05/20/25	23,793
16,516	5.625	07/20/25	16,697
9,278	5.375	02/20/26	9,412
451	5.625	07/20/26	456
26,845	5.375	01/20/27	27,252
8,530	5.375	02/20/27	8,659
72,993	6.375	04/20/27	74,101
8,798	6.375	05/20/27	8,932
8,240	6.375	06/20/27	8,365
2,677	5.125	11/20/27	2,701
9,979	5.125	12/20/27	10,067
22,372	5.375	01/20/28	22,706
7,579	5.250	02/20/28	7,677
8,590	5.375	03/20/28	8,719
46,542	5.625	07/20/29	46,935
17,531	5.625	08/20/29	17,680
6,588	5.625	09/20/29	6,647
22,769	5.125	10/20/29	22,939
30,761	5.125	11/20/29	30,995
7,623	5.125	12/20/29	7,680
9,872	5.250	01/20/30	9,986
5,123	5.250	02/20/30	5,184
19,114	5.250	03/20/30	19,338
32,558	6.375	04/20/30	33,015
79,239	6.375	05/20/30	80,330
7,939	6.375	06/20/30	8,046
62,852	5.625	07/20/30	63,429
9,706	5.625	09/20/30	9,795
19,372	4.875	10/20/30	19,452

			1,002,125

FHLMC — 2.8%
71,119	8.000	07/01/15	75,397
17,324	7.000	12/01/15	18,135
76,953	6.500	07/01/16	79,710
9,415	4.000	06/01/19	8,949
32,309	7.500	03/01/27	35,415
121,990	6.500	12/01/29	127,088
152,741	7.000	04/01/31	162,335

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$176,914	7.000%	07/01/32	$187,401
1,016,058	6.500	01/01/33	1,055,417
607,797	6.500	04/01/34	628,798
162,653	5.500	05/01/37	161,702
1,581,903	5.500	02/01/38	1,572,718
213,040	5.500	03/01/38	211,795
1,000,000	5.500	TBA-15yr(i)	993,125

			5,317,985

FNMA — 12.8%
27,539	7.000	01/01/16	28,852
618,221	5.000	12/01/17	618,791
763,122	4.500	06/01/18	750,251
1,422,585	4.500	08/01/18	1,398,591
766,716	4.000	09/01/18	731,876
688,845	5.000	06/01/19	689,272
442,856	6.000	09/01/19	455,908
559,363	6.000	12/01/20	575,848
65,962	7.000	11/01/30	69,465
116,754	7.500	03/01/31	122,951
79,276	7.000	10/01/35	83,321
425,714	7.000	12/01/36	447,428
4,852,560	7.000	03/01/37	5,100,058
2,495,147	7.000	04/01/37	2,622,322
96,709	7.000	06/01/37	101,633
1,622,780	7.500	10/01/37	1,725,488
67,425	5.500	01/01/38	67,017
137,320	5.500	02/01/38	136,475
813,684	5.500	03/01/38	808,673
2,944,104	5.500	04/01/38	2,925,979
4,000,000	5.500	TBA-15yr(i)	3,971,248
1,000,000	6.000	TBA-15yr(i)	1,014,375

			24,445,822

TOTAL FEDERAL AGENCIES			33,213,425

TOTAL MORTGAGE-BACKED OBLIGATIONS			$52,024,022

Agency Debenture(j) — 0.3%
Tennessee Valley Authority
$600,000	5.375	04/01/56	$611,922

Asset-Backed Securities — 1.7%
Credit Card — 0.9%
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
$1,700,000	4.950	08/15/12	$1,717,617

Home Equity — 0.7%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(c)(d)
434,871	3.393	10/25/37	391,384
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(c)(d)
120,000	3.643	10/25/37	78,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(c)(d)
210,000	3.843	10/25/37	115,500

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2002-E, Class A(d)
	$109,536	2.774%		10/15/28	$91,601
Countrywide Home Equity Loan Trust Series 2003-D, Class A(d)
	188,846	2.774		06/15/29	120,287
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(d)
	210,127	2.794		02/15/34	160,922
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	88,759	7.000		09/25/37	50,474
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	88,265	7.000		09/25/37	49,372
Household Home Equity Loan Trust Series 2007-3, Class APT(d)
	400,977	3.679		11/20/36	347,221

					1,404,761

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
	172,253	8.330		04/01/30	170,274

TOTAL ASSET-BACKED SECURITIES					$3,292,652

Emerging Market Debt — 0.8%
Gazinvest Luxembourg SA
	$130,000	7.250		10/30/08	$131,456
Hungary Government Bond
HUF	41,750,000	6.000		10/24/12	241,468
Republic of Argentina
	$212,500	3.092	(d)	08/03/12	182,788
	610,000	7.000		09/12/13	483,764
ARS	564,243	2.000	(d)	01/03/16	128,718
VTB Capital (Vneshtorgbank)(c)(d)
	$290,000	3.384		08/01/08	288,550

TOTAL EMERGING MARKET DEBT					$1,456,744

Municipal Bond(d) — 0.1%
Michigan State University VRDN RB Series 2007 B (AMBAC)
	$240,000	2.423		02/15/37	$192,012

U.S. Treasury Obligation — 0.1%
United States Treasury Inflation Protected Securities
	$101,896	1.750		01/15/28	$96,005

Commercial Paper — 0.3%
Cancara Asset Securitization
	$627,000	2.340		06/12/08	$626,512

Repurchase Agreement(k) — 1.7%
Joint Repurchase Agreement Account II
	$3,200,000	2.326%		06/02/08	$3,200,000
Maturity Value: $3,200,620

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL					$195,173,615

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 3.7%
Boston Global Investment Trust — Enhanced Portfolio
7,081,200	2.588%	$7,081,200

TOTAL INVESTMENTS — 105.6%		$202,254,815

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(10,677,363)

NET ASSETS — 100.0%		$191,577,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,001,125, which represents approximately 2.1% of net assets as of May 31, 2008.
(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(i) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $5,978,748 which represents approximately 3.1% of net assets as of May 31, 2008.
(j) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(k) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BUBOR	— Budapest Interbank Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At May 31, 2008, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Sale	06/03/08	1,181,074	1,174,865	$6,209

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	08/04/08	51,440	53,770	$(2,330)
Euro	Sale	07/09/08	1,169,722	1,171,509	(1,787)
Hungarian Forint	Sale	08/15/08	232,077	246,087	(14,010)

TOTAL					$(18,127)

FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Notional	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	(10)	June 2008	$(2,432,438)	$1,896
Eurodollars	(2)	September 2008	(485,800)	1,593
Eurodollars	(17)	December 2008	(4,117,825)	22,461
Eurodollars	(17)	March 2009	(4,108,688)	24,536
Eurodollars	(17)	June 2009	(4,098,063)	24,961
Eurodollars	(19)	September 2009	(4,569,500)	26,772
Eurodollars	(19)	December 2009	(4,558,813)	26,297
U.S. Treasury Bonds	83	September 2008	9,420,500	(45,721)
2 Year U.S. Treasury Notes	72	September 2008	15,165,000	3,193
5 Year U.S. Treasury Notes	(148)	September 2008	(16,270,750)	79,047
10 Year U.S. Treasury Notes	(42)	September 2008	(4,721,063)	(20,577)

TOTAL				$144,458

SWAP CONTRACTS — At May 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$4,000	10/14/08	3.514%	3 month LIBOR	$—	$14,526
	4,000	10/06/10	4.703	3 month LIBOR	—	112,551
	4,000	04/06/12	4.736	3 month LIBOR	—	115,244
	5,000	04/19/12	4.547	3 month LIBOR	—	105,406
	2,200 (a)	06/18/13	4.500	3 month LIBOR	44,910	(18,480)
	100 (a)	06/18/18	5.000	3 month LIBOR	4,688	(2,353)
	5,000	11/12/19	3 month LIBOR	5.069%	—	(133,349)

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC		$4,900	(a)	06/18/23	3 month LIBOR	5.250%	$(357,485)	$196,285
Bear Stearns & Co., Inc.		2,000		08/20/12	3 month LIBOR	5.282	—	(126,166)
		1,200	(a)	06/18/13	3 month LIBOR	4.500	(12,798)	(1,618)
		1,200	(a)	06/18/13	4.500%	3 month LIBOR	36,770	(22,353)
		3,000		06/20/16	5.666	3 month LIBOR	—	286,216
Citibank NA	HUF	28,000		04/22/13	8.200	6 month BUBOR	—	(760)
Credit Suisse First Boston Corp.		$2,200	(a)	06/18/13	3 month LIBOR	4.500	(60,586)	34,155
		2,100	(a)	12/17/13	4.250	3 month LIBOR	12,922	(33,663)
		1,000	(a)	06/18/23	5.250	3 month LIBOR	53,620	(20,722)
		1,200	(a)	12/17/23	3 month LIBOR	4.750	14,739	23,760
						Brazilian Interbank
Deutsche Bank Securities, Inc.	BRL	1,200		01/04/10	12.830	Deposit Average	—	(9,488)
	EUR	700	(a)	06/18/10	4.250	6 month EURO	1,728	(16,743)
		1,400	(a)	06/18/10	6 month EURO	4.250	18,929	11,101
		$6,120	(a)	11/17/10	3 month LIBOR	4.315	—	(57,480)
	EUR	1,400	(a)	12/17/10	4.500	6 month EURO	(1,339)	(13,792)
		$1,600	(a)	12/24/10	3 month LIBOR	3.780	—	3,604
		1,030	(a)	12/29/10	3 month LIBOR	4.000	—	(1,739)
		1,490	(a)	12/29/10	3 month LIBOR	3.868	—	1,195
		2,520		01/07/11	3 month LIBOR	3.658	—	12,686
		1,270		01/28/11	3 month LIBOR	3.161	—	19,228
		1,200	(a)	06/18/11	3 month LIBOR	4.500	(33,928)	10,958
		1,100	(a)	12/17/11	3.750	3 month LIBOR	(1,008)	(11,228)
						Brazilian Interbank
	BRL	300		01/02/12	13.950	Deposit Average	—	509
		$6,200	(a)	06/18/13	3 month LIBOR	4.500	(175,770)	101,283

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.		$5,900	(a)	12/17/13	4.250%	3 month LIBOR	$41,118	$(99,391)
		6,000	(a)	06/18/15	5.000	3 month LIBOR	296,015	(108,107)
		5,400		11/17/15	4.920	3 month LIBOR	—	89,981
		1,400	(a)	12/24/15	4.520	3 month LIBOR	—	(12,736)
		1,300	(a)	12/29/15	4.630	3 month LIBOR	—	(3,661)
		900	(a)	12/29/15	4.745	3 month LIBOR	—	3,542
		2,200		01/07/16	4.487	3 month LIBOR	—	(25,698)
		1,100		01/28/16	4.224	3 month LIBOR	—	(30,983)
		300	(a)	06/18/28	5.250	3 month LIBOR	17,613	(9,778)
		100	(a)	06/18/38	3 month LIBOR	5.250%	(6,355)	4,174
	EUR	900	(a)	06/18/38	4.750	6 month EURO	6,769	(57,617)
		900	(a)	06/18/38	6 month EURO	4.750	18,600	32,247
		$1,510		11/17/38	3 month LIBOR	5.309	—	(36,786)
	EUR	900	(a)	12/17/38	5.000	6 month EURO	38,688	(34,295)
		$380	(a)	12/24/38	3 month LIBOR	5.011	—	8,551
		360	(a)	12/29/38	3 month LIBOR	5.121	—	2,127
		250	(a)	12/29/38	3 month LIBOR	5.215	—	(2,056)
		600		01/07/39	3 month LIBOR	5.017	—	13,342
		300		01/28/39	3 month LIBOR	4.939	—	10,431
						Brazilian Interbank
JPMorgan Securities, Inc.	BRL	2,400		01/04/10	12.395	Deposit Average	—	(26,998)
		$3,900	(a)	06/18/11	4.500	3 month LIBOR	61,059	13,590
		2,700	(a)	06/18/11	3 month LIBOR	4.500	(76,414)	24,734
		2,400	(a)	12/17/11	3.750	3 month LIBOR	(2,104)	(24,593)
	HUF	14,000		04/04/13	8.280	6 month BUBOR	—	(285)

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

JPMorgan Securities, Inc.		$7,500	(a)	06/18/13	4.500%	3 month LIBOR	$42,093	$48,012
		1,300	(a)	06/18/13	3 month LIBOR	4.500%	(36,257)	20,639
		1,100	(a)	12/17/13	3 month LIBOR	4.250	(10,219)	21,084
		1,200	(a)	12/17/13	4.250	3 month LIBOR	7,797	(19,649)
		7,600	(a)	06/18/15	5.000	3 month LIBOR	219,319	18,700
		13,600	(a)	06/18/15	3 month LIBOR	5.000	(615,828)	189,901
		13,300	(a)	12/17/15	4.500	3 month LIBOR	52,882	(184,291)
		1,000	(a)	06/18/18	3 month LIBOR	5.000	(37,167)	13,821
		900	(a)	06/18/18	5.000	3 month LIBOR	42,570	(21,558)
		500	(a)	12/17/18	4.750	3 month LIBOR	1,802	(6,131)
		100	(a)	12/17/18	3 month LIBOR	4.750	279	586
		3,900	(a)	06/18/23	5.250	3 month LIBOR	207,312	(79,010)
		3,800	(a)	12/17/23	3 month LIBOR	4.750	48,381	73,534
		900	(a)	06/18/28	3 month LIBOR	5.250	(50,890)	27,384
		600	(a)	06/18/28	5.250	3 month LIBOR	29,037	(13,366)
		100	(a)	12/17/28	5.000	3 month LIBOR	(1,139)	(588)
		100	(a)	12/17/28	3 month LIBOR	5.000	(785)	2,512
		100	(a)	06/18/38	5.250	3 month LIBOR	3,983	(1,802)
		100	(a)	12/17/38	3 month LIBOR	5.000	1,040	1,344
Salmon Smith Barney, Inc.	EUR	700	(a)	06/18/10	4.250	6 month EURO	924	(15,939)
	HUF	15,000		04/03/13	8.470	6 month BUBOR	—	434
		15,000		04/04/13	8.280	6 month BUBOR	—	(305)
		30,000		04/18/13	8.140	6 month BUBOR	—	(1,338)

TOTAL							$(154,485)	$382,482

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31, 2008.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional	Rates		Payments
		Amount	Received by	Termination	Received	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	Fund	Date	by Fund	Loss

Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	$600	0.090%	08/25/37	$(138,879)	$(109,095)
	ABX-HE-AAA 07-2 Index	500	0.760	01/25/38	(126,250)	(104,736)
Deutsche Bank Securities, Inc.	ABX-HE-AAA 06-2 Index	500	0.110	05/25/46	(64,402)	(47,141)

TOTAL					$(329,531)	$(260,972)

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000s)	Date	Gain (Loss)

Banc of America Securities LLC	$500	06/03/08	$8,975
DMG & Partners	400	06/03/08	6,694
JPMorgan Securities, Inc.	1,000	06/03/08	(18,214)

TOTAL			$(2,545)

The Fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The Fund makes payments on any such negative monthly duration adjusted return of such index.
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$188,811,444

Gross unrealized gain	19,751,933
Gross unrealized loss	(6,308,562)

Net unrealized security gain	$13,443,371

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Australia — 3.3%
328,990	AGL Energy Ltd. (Multi-Utilities)	$4,535,528
396,966	Amcor Ltd. (Containers & Packaging)	2,313,012
968,675	Ansell Ltd. (Health Care Equipment & Supplies)	10,193,692
263,934	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	5,477,492
669,054	BHP Billiton Ltd. (Metals & Mining)	28,129,431
1,653,062	BlueScope Steel Ltd. (Metals & Mining)	17,954,660
102,940	Commonwealth Bank of Australia (Commercial Banks)	4,169,309
6,629,989	Commonwealth Property Office Fund (REIT)	8,248,558
67,420	Downer EDI Ltd. (Commercial Services & Supplies)	464,723
30,484	Incitec Pivot Ltd. (Chemicals)	5,076,654
1,401,587	ING Industrial Fund(a) (REIT)	2,675,691
180,585	Macquarie Infrastructure Group (Transportation Infrastructure)	518,181
133,163	National Australia Bank Ltd. (Commercial Banks)	3,991,226
1,203,015	Qantas Airways Ltd. (Airlines)	3,994,957
665,244	QBE Insurance Group Ltd. (Insurance)	15,560,991
383,680	Santos Ltd. (Oil, Gas & Consumable Fuels)	7,744,602
87,736	Stockland (REIT)	529,799
17,067	TABCORP Holdings Ltd. (Hotels, Restaurants & Leisure)	183,487
8	Wesfarmers Ltd. (Food & Staples Retailing)	290
751,248	Westpac Banking Corp. (Commercial Banks)	16,720,005
78,750	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	4,902,996
596,173	Woolworths Ltd. (Food & Staples Retailing)	15,812,987

		159,198,271

Austria — 2.6%
14,724	Andritz AG (Machinery)	995,533
22,400	Erste Bank der oesterreichischen Sparkassen AG (Commercial Banks)	1,704,803
21,350	Flughafen Wien AG (Transportation Infrastructure)	2,455,883

Shares	Description	Value
Common Stocks — (continued)
Austria — (continued)
320,217	Immoeast AG* (Real Estate Management & Development)	$3,157,763
876,618	Immofinanz Immobilien Anlagen AG(a) (Real Estate Management & Development)	10,326,025
21,933	Mayr-Melnhof Karton AG(a) (Containers & Packaging)	2,282,815
78,799	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Electric Utilities)	6,654,848
774,883	OMV AG(a) (Oil, Gas & Consumable Fuels)	63,786,177
68,533	Raiffeisen International Bank-Holding AG (Commercial Banks)	10,268,345
19,074	RHI AG* (Construction Materials)	894,385
219,672	voestalpine AG (Metals & Mining)	18,310,943
93,682	Wienerberger AG (Building Products)	4,961,605

		125,799,125

Belgium — 3.2%
83,351	Bekaert NV (Electrical Equipment)	13,393,710
4,510	Compagnie Nationale a Portefeuille (Diversified Financial Services)	360,204
153,797	Delhaize Group(a) (Food & Staples Retailing)	11,568,143
455,033	Dexia(a) (Commercial Banks)	10,725,945
80,922	Euronav SA (Oil, Gas & Consumable Fuels)	3,403,941
45,283	InBev NV (Beverages)	3,491,031
504,929	KBC GROEP NV(a) (Commercial Banks)	62,275,501
222,017	Solvay SA(a) (Chemicals)	31,799,143
314,221	Umicore(a) (Chemicals)	17,167,500

		154,185,118

Finland — 2.9%
3,373	KCI Konecranes Oyj (Machinery)	154,739
37,323	Kesko Oyj Class B (Food & Staples Retailing)	1,520,374
3,108,320	Nokia Oyj (Communications Equipment)	88,606,576
938,015	Outokumpu Oyj (Metals & Mining)	42,015,131
80,058	TietoEnator Oyj(a) (IT Services)	1,775,811
73,438	Wartsila Corp. Class B (Machinery)	5,197,514

		139,270,145

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — 15.3%
46,915	Alstom (Electrical Equipment)	$11,821,584
586,105	Axa (Insurance)	20,729,439
484,103	BNP Paribas(a) (Commercial Banks)	49,928,532
198,137	Casino Guichard-Perrachon SA (Food & Staples Retailing)	25,098,928
55,249	Christian Dior SA(a) (Textiles, Apparel & Luxury Goods)	6,678,827
12,338	CNP Assurances (Insurance)	1,518,413
461,584	Compagnie de Saint-Gobain (Building Products)	37,254,657
3,266,930	France Telecom SA(a) (Diversified Telecommunication Services)	99,407,063
1,245,968	Gaz de France(a) (Gas Utilities)	84,854,886
8,157	L’Oreal SA (Personal Products)	992,262
45,683	Legrand S.A.(a) (Electrical Equipment)	1,331,428
47,071	PSA Peugeot Citroen(a) (Automobiles)	2,928,498
15	Publicis Groupe (Media)	596
1,443,228	Sanofi-Aventis(a) (Pharmaceuticals)	107,603,792
21,252	SCOR SE(a) (Insurance)	536,504
11,934	SES (Media)	315,671
84,577	Societe BIC SA(a) (Commercial Services & Supplies)	4,210,146
74,931	Technip SA (Energy Equipment & Services)	7,036,509
1,967,311	Total SA(a) (Oil, Gas & Consumable Fuels)	171,460,487
2,482,562	Vivendi SA (Media)	104,421,588

		738,129,810

Germany — 8.6%
73,949	Adidas AG(a) (Textiles, Apparel & Luxury Goods)	5,210,318
271,421	BASF AG(a) (Chemicals)	40,612,066
97,195	Bayer AG (Chemicals)	8,603,026
768,672	Daimler AG (Automobiles)	58,437,114
241,223	Deutsche Boerse AG(a) (Diversified Financial Services)	34,544,886
2,213,426	Deutsche Lufthansa AG(a) (Airlines)	57,310,928
448,160	E.ON AG (Electric Utilities)	95,232,019
19,645	Henkel KGaA (Household Products)	887,006
8,665	MAN AG (Machinery)	1,348,952
34,197	Merck KGaA (Pharmaceuticals)	4,803,628

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
493,333	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	$92,426,535
8,498	Salzgitter AG (Metals & Mining)	1,665,686
122,166	Solarworld AG (Electrical Equipment)	6,287,432
144,817	Suedzucker AG(a) (Food Products)	3,285,559
9,590	Wacker Chemie AG(a) (Chemicals)	2,300,073

		412,955,228

Greece — 0.6%
81,605	Alpha Bank A.E. (Commercial Banks)	2,794,917
72,618	Coca-Cola Hellenic Bottling Co. SA(a) (Beverages)	3,299,653
16	Folli-Follie (Textiles, Apparel & Luxury Goods)	436
72,524	Hellenic Exchanges SA (Diversified Financial Services)	1,388,971
112,761	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)	1,830,690
147,736	National Bank of Greece SA (Commercial Banks)	8,362,322
226,952	Public Power Corp. SA (Electric Utilities)	8,643,557
5,467	Viohalco, Hellenic Copper & Aluminum Industry SA (Metals & Mining)	51,221

		26,371,767

Hong Kong — 1.2%
3,046,000	Boc Hong Kong Holdings Ltd. (Commercial Banks)	7,797,301
332,400	Esprit Holdings Ltd. (Specialty Retail)	3,891,744
829,000	Hang Lung Group Ltd. (Real Estate Management & Development)	4,273,243
24,100	Hang Seng Bank Ltd. (Commercial Banks)	488,961
124,100	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	305,915
696,500	Hong Kong Electric Holdings Ltd. (Electric Utilities)	4,206,402
85,500	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	1,471,931
551,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	5,960,048
309,739	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	1,435,550

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
287,000	Orient Overseas International Ltd. (Marine)	$1,936,058
1,135,000	Pacific Basin Shipping Ltd. (Marine)	1,969,184
29,500	Parkson Retail Group Ltd. (Multiline Retail)	253,597
1,046,500	Swire Pacific Ltd. (Real Estate Management & Development)	11,944,055
365,800	Tencent Holdings Ltd. (Internet Software & Services)	3,088,719
399,393	The Link (REIT)	1,001,716
863,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	4,320,417
254,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	799,773
88,000	Wing Hang Bank Ltd. (Commercial Banks)	1,336,003
262,000	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	752,034

		57,232,651

Ireland — 0.7%
768,194	Allied Irish Banks PLC (Commercial Banks)	15,271,736
294,439	Greencore Group PLC (Food Products)	1,456,049
434,586	Kerry Group PLC (Food Products)	12,726,064
171,846	Paddy Power PLC (Hotels, Restaurants & Leisure)	6,302,322

		35,756,171

Italy — 1.6%
140,863	Finmeccanica S.p.A. (Aerospace & Defense)	4,271,965
75,093	Fondiaria-Sai S.p.A.(a) (Insurance)	2,846,975
3,661,013	Intesa Sanpaolo (Commercial Banks)	24,022,419
14,159	Lottomatica S.p.A. (Hotels, Restaurants & Leisure)	404,458
4,806,642	Parmalat SpA (Food Products)	13,953,273
17,072,023	Pirelli & C. S.p.A.(a) (Auto Components)	14,179,768
1,020,945	Snam Rete Gas S.p.A. (Gas Utilities)	6,785,885
1,599,544	Terna-Rete Elettrica Nazionale SpA (Electric Utilities)	7,269,710
1,178,733	Unipol Gruppo Finanziario S.p.A. (Insurance)	3,146,824

		76,881,277

Shares	Description	Value
Common Stocks — (continued)
Japan — 22.0%
82,400	Aisin Seiki Co. Ltd. (Auto Components)	$2,886,579
749,000	Alps Electric Co. Ltd. (Electronic Equipment & Instruments)	8,200,542
1,895,000	AMADA Co. Ltd. (Machinery)	17,346,656
368,300	Aoyama Trading Co. Ltd. (Specialty Retail)	7,377,052
215,800	Asahi Breweries Ltd. (Beverages)	3,781,397
4,882,000	Asahi Kasei Corp. (Chemicals)	29,000,263
32,200	Asatsu-DK, Inc. (Media)	926,232
1,641,800	Astellas Pharma, Inc. (Pharmaceuticals)	69,501,108
57,200	Autobacs Seven Co. Ltd.(a) (Specialty Retail)	1,677,840
196,800	Brother Industries Ltd. (Office Electronics)	2,837,719
323,300	Canon Marketing Japan, Inc. (Distributors)	6,244,231
723,000	Central Glass Co. Ltd. (Building Products)	2,969,428
1,562	Central Japan Railway Co. (Road & Rail)	15,270,236
120,300	Circle K. Sunkus Co. Ltd. (Food & Staples Retailing)	1,953,740
239,400	Coca-Cola West Holdings Co. Ltd. (Beverages)	5,737,705
14,500	Credit Saison Co. Ltd. (Consumer Finance)	343,766
1,159,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	17,745,945
57,000	Daifuku Co. Ltd. (Machinery)	669,963
44,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,267,363
1,627	Fuji Television Network, Inc. (Media)	2,732,878
415,600	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	15,400,881
20,000	Fujikura Ltd. (Electrical Equipment)	89,357
289,800	Glory Ltd. (Machinery)	6,814,528
959,000	Hankyu Department Stores, Inc.(a) (Multiline Retail)	7,137,411
929,000	Hino Motors Ltd. (Machinery)	6,215,112
203,000	Hitachi Cable Ltd. (Electrical Equipment)	788,593
62,000	Hitachi Ltd. (Electronic Equipment & Instruments)	446,577
20,000	Hokuhoku Financial Group, Inc. (Commercial Banks)	61,703
3,305,400	Honda Motor Co. Ltd. (Automobiles)	109,791,461
288	Japan Prime Realty Investment Corp. (REIT)	953,140

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
115	Japan Real Estate Investment Corp. (REIT)	$1,417,636
103	Japan Retail Fund Investment Corp. (REIT)	669,764
19,083	K.K. DaVinci Advisors*(a) (Real Estate Management & Development)	14,131,050
56,000	Kaneka Corp. (Chemicals)	407,768
34,000	Kao Corp. (Household Products)	887,415
342,000	Kawasaki Kisen Kaisha Ltd. (Marine)	3,783,312
25,000	Kirin Holdings Co. Ltd. (Beverages)	413,853
391,000	Kobe Steel Ltd. (Metals & Mining)	1,287,361
390,100	Komori Corp. (Machinery)	7,641,401
147,500	Konica Minolta Holdings, Inc. (Office Electronics)	2,753,859
329,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	6,999,413
671,300	Leopalace21 Corp. (Real Estate Management & Development)	10,729,257
100,000	Marubeni Corp. (Trading Companies & Distributors)	892,868
33,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	725,112
1,176,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	26,706,940
171,000	Meiji Seika Kaisha Ltd.(a) (Food Products)	745,958
839,800	Millea Holdings, Inc. (Insurance)	34,672,542
206,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,461,717
2,369,000	Mitsubishi Materials Corp. (Metals & Mining)	11,347,427
34,440	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	1,608,184
77,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,888,860
210,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	705,282
1,677,000	Mitsui O.S.K. Lines Ltd. (Marine)	25,334,691
2,916	Mizuho Financial Group, Inc. (Commercial Banks)	15,314,390
133,400	NEC Electronics Corp.*(a) (Semiconductors & Semiconductor Equipment)	3,128,259
42,000	Nichirei Corp. (Food Products)	194,606
71,700	Nintendo Co. Ltd. (Software)	39,492,144
209	Nippon Building Fund, Inc. (REIT)	2,775,037

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,604,000	Nippon Express Co. Ltd. (Road & Rail)	$13,097,695
195,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,220,831
5,280,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	38,215,241
4,856,000	Nippon Sheet Glass Co. Ltd. (Building Products)	21,883,140
1,144,000	Nippon Steel Corp. (Metals & Mining)	7,151,221
10,547	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	51,153,543
1,555,000	Nippon Yusen Kabushiki Kaisha (Marine)	15,824,340
175,000	Nisshin Seifun Group, Inc.(a) (Food Products)	2,082,908
3,284,000	Nisshin Steel Co. Ltd.(a) (Metals & Mining)	12,708,512
713,400	Nomura Holdings, Inc. (Capital Markets)	12,110,765
329,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	8,419,389
7,085	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	11,306,237
78,900	Omron Corp. (Electronic Equipment & Instruments)	1,706,242
31,700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,831,835
5,022,000	Osaka Gas Co. Ltd. (Gas Utilities)	18,249,138
361,800	Q.P. Corp.(a) (Food Products)	3,358,295
1,035	Resona Holdings, Inc. (Commercial Banks)	1,808,308
1,732,000	Ricoh Co. Ltd. (Office Electronics)	31,894,769
11,500	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	754,022
58,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	360,264
18,300	Sankyo Co. Ltd. (Leisure Equipment & Products)	1,171,849
225	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	1,753,517
31,162	SBI Holdings, Inc.(a) (Capital Markets)	9,181,401
62,500	Seiko Epson Corp. (Computers & Peripherals)	1,528,065
544,000	Seino Holdings Co. Ltd. (Road & Rail)	3,232,228
16,000	Sekisui Chemical Co. Ltd. (Household Durables)	117,321

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
212,900	Shimachu Co. Ltd. (Specialty Retail)	$5,493,992
403,000	Shinko Securities Co. Ltd. (Capital Markets)	1,449,986
74,000	Shiseido Co. Ltd. (Personal Products)	1,814,918
143,200	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,568,267
3,065,100	Sojitz Corp. (Trading Companies & Distributors)	11,696,874
2,190,000	Sompo Japan Insurance, Inc. (Insurance)	23,677,563
26,400	Sony Corp. (Household Durables)	1,328,991
34,900	Sumitomo Corp. (Trading Companies & Distributors)	515,553
862,200	Sumitomo Electric Industries Ltd. (Electrical Equipment)	11,128,536
3,901	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	33,597,158
248,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	14,382,688
149,500	TDK Corp. (Electronic Equipment & Instruments)	10,271,976
3,114,000	The Bank of Yokohama Ltd. (Commercial Banks)	22,732,472
23,000	The Chiba Bank Ltd. (Commercial Banks)	172,484
503,000	The Gunma Bank Ltd. (Commercial Banks)	3,613,608
27,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	613,179
27,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,903,009
1,643,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	18,930,631
89,000	Tosoh Corp. (Chemicals)	408,228
161,200	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	3,174,907
428,900	Toyota Motor Corp. (Automobiles)	21,905,743
1,431,000	Urban Corp.(a) (Real Estate Management & Development)	7,869,481
3,094	West Japan Railway Co. (Road & Rail)	14,497,205
481,900	Yamaha Corp. (Leisure Equipment & Products)	9,582,252
3,000	Yamato Kogyo Co. Ltd. (Metals & Mining)	150,256

		1,058,886,545

Luxembourg — 0.7%
262,783	ArcelorMittal (Metals & Mining)	26,016,114

Shares	Description	Value
Common Stocks — (continued)
Luxembourg — (continued)
123,500	Oriflame Cosmetics SA (Personal Products)	$8,778,650

		34,794,764

Netherlands — 4.2%
266,718	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	7,986,489
109,862	Corio NV (REIT)	9,631,974
317,447	Corporate Express(a) (Commercial Services & Supplies)	4,182,639
196,696	Heineken Holding NV (Beverages)	10,170,376
1,644,873	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	63,188,015
2,351,955	Koninklijke Ahold NV (Food & Staples Retailing)	35,171,131
479,150	Koninklijke DSM NV (Chemicals)	29,351,158
674,243	Oce NV(a) (Office Electronics)	9,498,336
722,106	Royal Dutch Shell PLC Series B (Oil, Gas & Consumable Fuels)	30,830,704
36,954	Wereldhave NV(a) (REIT)	4,309,385

		204,320,207

New Zealand — 0.1%
347,304	Contact Energy Ltd. (Electric Utilities)	2,580,930
864,268	Telecom Corp. of New Zealand Ltd.(a) (Diversified Telecommunication Services)	2,730,676

		5,311,606

Norway — 1.5%
4,419,800	Norsk Hydro ASA(a) (Metals & Mining)	70,179,576

Singapore — 0.2%
140,000	CapitaCommercial Trust (REIT)	231,711
59,000	Capitaland Ltd. (Real Estate Management & Development)	283,831
44,000	CapitaMall Trust (REIT)	106,966
30,000	Cosco Corp. (Singapore) Ltd. (Machinery)	75,355
52,000	DBS Group Holdings Ltd. (Commercial Banks)	744,370
8,000	Haw Par Corp. Ltd. (Industrial Conglomerates)	38,720
53,557	Jardine Cycle & Carriage Ltd. (Distributors)	644,415
88,000	Keppel Corp. Ltd. (Industrial Conglomerates)	786,576

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
90,000	Neptune Orient Lines Ltd. (Marine)	$268,798
81,600	Noble Group Ltd. (Trading Companies & Distributors)	150,035
165,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	1,050,894
4,000	Parkway Holdings Ltd. (Health Care Providers & Services)	8,343
33,000	SembCorp Marine Ltd. (Machinery)	111,733
38,520	Singapore Airlines Ltd. (Airlines)	449,695
54,000	Singapore Petroleum Co. Ltd. (Oil, Gas & Consumable Fuels)	275,000
437,780	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	1,226,450
82,000	United Overseas Bank Ltd. (Commercial Banks)	1,214,377
13,000	Venture Corp. Ltd. (Electronic Equipment & Instruments)	95,670
5,000	Wilmar International Ltd. (Food Products)	20,539
556,000	Wing Tai Holdings Ltd. (Real Estate Management & Development)	742,972

		8,526,450

Spain — 0.8%
109,013	Acerinox S.A. (Metals & Mining)	2,885,307
706,430	Banco Santander SA (Commercial Banks)	14,736,221
11,780	Gamesa Corp. Tecnologica S.A. (Electrical Equipment)	609,792
1,372,883	Iberia Lineas Aereas de Espana SA (Airlines)	4,501,549
370,357	Repsol YPF, S.A. (Oil, Gas & Consumable Fuels)	15,314,046

		38,046,915

Sweden — 3.5%
46,625	Alfa Laval AB (Machinery)	3,271,496
2,397,300	Boliden AB(a) (Metals & Mining)	27,107,154
558,700	Castellum AB (Real Estate Management & Development)	6,152,470
487,600	Fabege AB(a) (Real Estate Management & Development)	4,271,661
58,900	Hoganas AB Series B (Metals & Mining)	1,245,093

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
344,600	Kungsleden AB (Real Estate Management & Development)	$3,204,312
183,875	Millicom International Cellular S.A.(a) (Wireless Telecommunication Services)	21,546,689
963,800	Nordea Bank AB (Commercial Banks)	15,679,081
999,400	Scania AB(a) (Machinery)	1,244,149
999,400	Scania AB Class B (Machinery)	19,722,932
17,800	Securitas AB Series B (Commercial Services & Supplies)	222,681
701,000	Skanska AB Class B (Construction & Engineering)	11,989,997
958,400	SKF AB Class B(a) (Machinery)	17,986,273
405,700	Svenska Handelsbanken AB (Commercial Banks)	11,306,376
440,000	Swedish Match AB (Tobacco)	9,379,459
3,746,000	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	10,113,692
56,500	TeliaSonera AB (Diversified Telecommunication Services)	513,166
103,300	Wihlborgs Fastigheter AB(a) (Real Estate Management & Development)	2,037,721

		166,994,402

Switzerland — 5.0%
645,808	ABB Ltd.* (Electrical Equipment)	20,978,928
279,200	Actelion Ltd.* (Biotechnology)	15,270,387
77,266	Ciba Holding AG (Chemicals)	2,550,443
100,869	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	6,287,014
197,299	Credit Suisse Group (Capital Markets)	10,048,437
47,617	Lonza Group AG(a) (Life Sciences Tools & Services)	6,599,263
914,013	Novartis AG (Pharmaceuticals)	47,997,791
132,931	PSP Swiss Property AG* (Real Estate Management & Development)	8,203,875
63,577	Syngenta AG(a) (Chemicals)	19,462,053
6,241	Synthes, Inc. (Health Care Equipment & Supplies)	842,156

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
342,584	Zurich Financial Services AG (Insurance)	$100,542,492

		238,782,839

United Kingdom — 19.0%
1,247,588	3i Group PLC (Capital Markets)	21,896,493
166,134	Anglo American PLC (Metals & Mining)	11,320,535
324,528	Antofagasta PLC (Metals & Mining)	4,436,908
212,351	Associated British Foods PLC (Food Products)	3,625,153
55,534	AstraZeneca PLC (Pharmaceuticals)	2,424,150
6,304,697	BAE Systems PLC (Aerospace & Defense)	56,662,656
1,238,945	Barclays PLC (Commercial Banks)	9,201,130
2,695,047	BG Group PLC (Oil, Gas & Consumable Fuels)	67,782,374
15,700	BP PLC (Oil, Gas & Consumable Fuels)	189,541
1,488,524	BP PLC ADR(a)(b) (Oil, Gas & Consumable Fuels)	107,932,875
555,646	British American Tobacco PLC (Tobacco)	20,793,958
2,782,819	British Energy Group PLC (Electric Utilities)	40,454,530
27,447	British Land Co. PLC (REIT)	435,938
116,248	Carnival PLC (Hotels, Restaurants & Leisure)	4,429,474
3,443,267	Compass Group PLC (Hotels, Restaurants & Leisure)	25,609,672
7,173	Cookson Group PLC (Industrial Conglomerates)	103,821
80,964	De La Rue PLC (Commercial Services & Supplies)	1,525,442
825,415	GlaxoSmithKline PLC ADR (Pharmaceuticals)	36,755,730
2,372,414	Home Retail Group PLC (Internet & Catalog Retail)	11,019,029
2,867,917	HSBC Holdings PLC (Commercial Banks)	48,385,292
109,446	ICAP PLC (Capital Markets)	1,335,633
35,903	IMI PLC (Machinery)	365,532
1,656,521	International Power PLC (Independent Power Producers & Energy Traders)	14,596,395
1,673,474	Kazakhmys PLC (Metals & Mining)	56,066,383
352,800	Land Securities Group PLC (REIT)	9,878,622
7,015,159	Legal & General Group PLC (Insurance)	16,661,143

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
12,512	Liberty International PLC (REIT)	$218,929
2,043,130	Lloyds TSB Group PLC (Commercial Banks)	15,557,905
900,800	Mondi PLC (Paper & Forest Products)	6,431,607
6,936,168	Old Mutual PLC (Insurance)	16,082,199
1,288,372	Rexam PLC (Containers & Packaging)	11,314,639
6,947,603	Royal Bank of Scotland Group PLC (Commercial Banks)	31,489,113
437,735	Royal Dutch Shell PLC Series B (Oil, Gas & Consumable Fuels)	18,287,568
289,605	Schroders PLC (Capital Markets)	6,031,263
33,007	Segro PLC (REIT)	272,578
86,559	Shire Ltd. (Pharmaceuticals)	1,476,547
510,688	SSL International PLC (Health Care Equipment & Supplies)	4,880,469
1,044,262	Tate & Lyle PLC (Food Products)	9,595,905
2,414,604	Tesco PLC* (Food & Staples Retailing)	19,835,037
2,453,840	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)	12,047,216
153,561	Thomson Reuters PLC (Media)	4,957,117
534,481	Unilever PLC (Food Products)	17,696,972
887,229	Vedanta Resources PLC (Metals & Mining)	44,043,968
256,413	Vodafone Group PLC (Wireless Telecommunication Services)	823,372
2,275,888	Vodafone Group PLC ADR(b) (Wireless Telecommunication Services)	73,033,246
3,224,656	William Morrison Supermarkets PLC* (Food & Staples Retailing)	18,710,633
270,884	WPP Group PLC (Media)	3,282,389
303,530	Xstrata PLC (Metals & Mining)	24,017,968

		913,975,049

TOTAL COMMON STOCKS		$4,665,597,916

Preferred Stocks — 0.4%
Germany — 0.4%
200,592	Fresenius SE(a) (Health Care Equipment & Supplies)	$17,638,803

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Preferred Stocks — (continued)
Germany — (continued)
6,292	Henkel KGaA (Household Products)	$300,576

		17,939,379

Italy — 0.0%
669,008	Unipol Gruppo Finanziario S.p.A. (Insurance)	1,518,540

TOTAL PREFERRED STOCKS		$19,457,919

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$4,685,055,835

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 13.9%
Boston Global Investment Trust — Enhanced Portfolio
669,073,801	2.588%	669,073,801

TOTAL INVESTMENTS — 111.3%		$5,354,129,636

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.3)%		(542,983,399)

NET ASSETS — 100.0%		$4,811,146,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

As a % of
Net Assets
Investments Industry Classifications†	5/31/2008
Aerospace & Defense	1.3%
Air Freight & Logistics	0.0
Airlines	1.4
Auto Components	0.4
Automobiles	4.0
Beverages	0.6
Biotechnology	0.3
Building Products	1.4
Capital Markets	1.3
Chemicals	4.0
Commercial Banks	9.4
Commercial Services & Supplies	1.0
Communications Equipment	2.1
Computers & Peripherals	0.0
Construction & Engineering	0.2
Construction Materials	0.0
Consumer Finance	0.0
Containers & Packaging	0.4
Distributors	0.1
Diversified Financials	0.8
Diversified Telecommunication Services	3.2
Electric Utilities	3.6
Electrical Equipment	1.4
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	0.1
Food & Staples Retailing	2.7
Food Products	1.4
Gas Utilities	2.3
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.0
Health Care Technology	0.0
Hotels, Restaurants & Leisure	1.0
Household Durables	0.6
Independent Power Producers & Energy Traders	0.3
Industrial Conglomerates	1.5
Insurance	6.9
Internet & Catalog Retail	0.2
Internet Software & Services	0.1
IT Consulting & Services	0.0
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.1
Machinery	1.9
Marine	1.0
Media	2.4
Metals & Mining	8.5
Multiline Retail	0.2
Multi-Utilities	0.1
Office Electronics	1.0
Oil & Gas	11.1
Paper & Forest Products	0.1
Personal Products	0.2
Pharmaceuticals	6.0
Real Estate	0.0
Real Estate Management & Development	2.1
REIT	0.9
Road & Rail	1.0
Semiconductor Equipment & Products	0.3
Short-term Investments#	13.9
Software	0.8
Specialty Retail	0.4
Textiles & Apparel	0.4
Tobacco	0.6
Trading Companies & Distributors	0.3
Transportation Infrastructure	0.1
Wireless Telecommunication Services	2.2

TOTAL INVESTMENTS	111.3%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include short-term obligations and/or securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At May 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Swiss Franc	Purchase	06/04/08	$7,620,499	$7,675,972	$55,473

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Sale	06/04/08	$3,336,795	$3,343,552	$(6,757)
British Pound	Sale	06/04/08	19,831,195	19,926,819	(95,624)
Euro	Sale	06/04/08	30,415,414	30,525,899	(110,485)
Hong Kong Dollar	Sale	06/03/08	5,252,706	5,254,204	(1,498)
Japanese Yen	Sale	06/04/08	2,012,177	2,016,188	(4,011)
Norwegian Krone	Sale	06/04/08	6,262,072	6,267,718	(5,646)

TOTAL					$(224,021)

FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain (Loss)

FTSE 100 Index	184	June 2008	22,018,577	(360,207)
SPI 200 Index	50	June 2008	6,817,243	(46,923)
Dow Jones Euro Stoxx 50 Index	507	June 2008	29,775,879	293,045
TOPIX Index	158	June 2008	21,042,686	906,264

TOTAL				792,179

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,295,552,835

Gross unrealized gain	289,693,405
Gross unrealized loss	(231,116,604)

Net unrealized security gain	$58,576,801

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Aerospace & Defense — 1.0%
43,793	Applied Signal Technology, Inc.	$677,478
160,800	Cubic Corp.	4,065,024
40,235	DynCorp International, Inc.*	687,616
12,300	MTC Technologies, Inc.*	293,109
56,735	Orbital Sciences Corp.*	1,472,840
5,351	Teledyne Technologies, Inc.*	297,944

		7,494,011

Air Freight & Logistics — 0.4%
24,100	Dynamex, Inc.*	604,187
32,758	Hub Group, Inc.*	1,181,908
53,002	Pacer International, Inc.	1,190,425
4,940	Park-Ohio Holdings Corp.*	74,199

		3,050,719

Airlines — 0.2%
10,123	Alaska Air Group, Inc.*	197,702
232,255	ExpressJet Holdings, Inc.*	471,478
65,375	SkyWest, Inc.	1,010,697

		1,679,877

Auto Components — 0.3%
127,523	Cooper Tire & Rubber Co.	1,400,203
22,076	Drew Industries, Inc.*	485,230
7,798	Modine Manufacturing Co.	122,740
3,072	Stoneridge, Inc.*	51,395

		2,059,568

Automobiles — 0.0%
9,582	Thor Industries, Inc.(a)	258,331

Beverages — 0.1%
17,100	MGP Ingredients, Inc.(a)	126,540
2,845	National Beverage Corp.	21,366
15,239	The Boston Beer Co., Inc.*	606,207

		754,113

Biotechnology — 2.6%
13,220	Alkermes, Inc.*	167,497
100	Array BioPharma, Inc.*	622
43,395	BioMarin Pharmaceutical, Inc.*	1,656,387
142,641	Cepheid, Inc.*(a)	3,754,311
40,410	Cubist Pharmaceuticals, Inc.*	770,215
26,600	Emergent Biosolutions, Inc.*	285,950
34,870	Enzon Pharmaceuticals, Inc.*(a)	306,856
93,540	Isis Pharmaceuticals, Inc.*(a)	1,322,656
31,321	Martek Biosciences Corp.*(a)	1,182,681
100	Medarex, Inc.*	871
32,800	Molecular Insight Pharmaceuticals, Inc.*(a)	230,912

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
2,232	Momenta Pharmaceuticals, Inc.*	$28,614
138,400	Nabi Biopharmaceuticals*	572,976
166,658	OSI Pharmaceuticals, Inc.*(a)	5,883,027
102,513	PDL BioPharma, Inc.	1,050,758
79,000	Poniard Pharmaceuticals, Inc.*(a)	312,840
8,172	Regeneron Pharmaceuticals, Inc.*	162,623
22,364	Rigel Pharmaceuticals, Inc.*	521,976
5,780	United Therapeutics Corp.*(a)	552,048
16,000	Vanda Pharmaceuticals, Inc.*	74,880
617,600	XOMA Ltd.*	1,235,200

		20,073,900

Building Products — 0.2%
2,379	AAON, Inc.	50,007
21,800	Gibraltar Industries, Inc.	351,634
26,236	Griffon Corp.*(a)	237,173
1,327	Lennox International, Inc.	42,756
30,587	Quanex Building Products Corp.*	538,331
3,549	Universal Forest Products, Inc.	120,418

		1,340,319

Capital Markets — 1.9%
10,000	Capital Southwest Corp.	1,204,900
17,417	Eaton Vance Corp.	741,093
16,421	FCStone Group, Inc.*	642,554
13,200	Federated Investors, Inc. Class B	485,892
30,896	GAMCO Investors, Inc.	1,640,269
136,879	Greenhill & Co., Inc.(a)	8,246,960
39,416	Knight Capital Group, Inc.*	701,996
20,720	Piper Jaffray Cos., Inc.*	787,360
6,400	Waddell & Reed Financial, Inc.	226,304

		14,677,328

Chemicals — 4.3%
1,900	A. Schulman, Inc.	42,921
22,059	American Vanguard Corp.	294,929
6,800	Arch Chemicals, Inc.	258,604
59,440	Calgon Carbon Corp.*(a)	1,053,277
73,727	CF Industries Holdings, Inc.	10,093,226
3,500	Ferro Corp.	67,760
2,780	H.B. Fuller Co.	69,139
5,615	Innophos Holdings, Inc.	156,490
119,792	Koppers Holdings, Inc.	5,172,618
6,500	LSB Industries, Inc.*(a)	118,560
48,300	Minerals Technologies, Inc.	3,362,163
5,148	NewMarket Corp.	402,934
1,505	PolyOne Corp.*	11,649

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
11,708	Quaker Chemical Corp.	$374,305
251,754	ShengdaTech, Inc.*(a)	2,076,970
51,503	Spartech Corp.	554,687
44,465	Stepan Co.	1,818,174
179,459	Terra Industries, Inc.(a)	7,829,796
10,200	Zep, Inc.	167,484

		33,925,686

Commercial Banks — 3.2%
1,458	BOK Financial Corp.	84,899
98,520	Boston Private Financial Holdings, Inc.(a)	830,524
936	Capitol Bancorp Ltd.	14,489
97,985	Cascade Bancorp(a)	859,329
45,374	Cathay General Bancorp(a)	697,852
39,378	Central Pacific Financial Corp.(a)	587,520
21,080	Chemical Financial Corp.(a)	514,352
300	City Holding Co.	12,906
68	City National Corp.	3,291
10,600	Cullen/Frost Bankers, Inc.	592,540
49,063	CVB Financial Corp.	520,068
100	Enterprise Financial Services Corp.	2,005
319,438	First Bancorp(a)	3,213,546
8,158	First Citizens BancShares, Inc.	1,300,712
7,400	First Merchants Corp.	183,150
14,458	FirstMerit Corp.	292,196
5,200	Home Bancshares, Inc.(a)	119,600
33,352	Horizon Financial Corp.(a)	360,869
26,133	Investors Bancorp, Inc.*	373,441
4,288	MB Financial, Inc.	122,079
2,041	Oriental Financial Group, Inc.	37,146
13,659	Pacific Capital Bancorp	272,361
162,500	PacWest Bancorp(a)	3,425,500
98,396	Preferred Bank(a)	877,692
2,697	Provident Bankshares Corp.	25,783
100	Renasant Corp.	2,322
6,175	Republic Bancorp, Inc.	153,758
6,800	Sierra Bancorp(a)	149,804
30,610	Signature Bank*	873,609
100	Simmons First National Corp.	3,043
4,100	Suffolk Bancorp(a)	138,006
42,076	Texas Capital Bancshares, Inc.*	762,417
67,700	The South Financial Group, Inc.(a)	373,027
7,506	Tompkins Trustco, Inc.	340,772
6,550	Trustmark Corp.	130,738
434,082	Umpqua Holdings Corp.(a)	6,051,103
69,900	W Holding Co., Inc.(a)	78,288
100	Washington Trust Bancorp, Inc.	2,367
39,627	Whitney Holding Corp.(a)	900,325
1,900	Wintrust Financial Corp.	59,242

		25,342,671

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 3.2%
3,599	Administaff, Inc.	$100,484
715	AMREP Corp.	35,757
200,951	Bowne & Co., Inc.	3,088,617
29,384	CDI Corp.	837,444
59,917	Comfort Systems USA, Inc.	802,888
155,476	Herman Miller, Inc.	3,855,805
46,852	HNI Corp.(a)	1,175,048
359,277	IKON Office Solutions, Inc.	4,343,659
5,422	Kelly Services, Inc.	113,862
6,367	Kimball International, Inc. Class B	67,172
1,499	McGrath Rentcorp	41,417
293,402	MPS Group, Inc.*	3,368,255
11,300	School Specialty, Inc.*	354,707
680,443	Spherion Corp.*	3,422,628
1,100	Standard Parking Corp.*	23,584
86,641	United Stationers, Inc.*	3,668,380

		25,299,707

Communications Equipment — 2.2%
218,364	ADTRAN, Inc.(b)	5,435,080
70,578	Avocent Corp.*	1,392,504
70,293	Blue Coat Systems, Inc.*	1,273,709
6,529	Brocade Communications Systems, Inc.*	52,624
1,441	EMS Technologies, Inc.*	39,455
221,562	Emulex Corp.*	3,106,299
22,193	Foundry Networks, Inc.*	301,825
118,510	Plantronics, Inc.	2,878,608
60,670	Polycom, Inc.*	1,511,896
53,000	SeaChange International, Inc.*	416,580
100	Sycamore Networks, Inc.*	339
98	Symmetricom, Inc.*	413
86,800	Tellabs, Inc.*	472,192
11,563	UTStarcom, Inc.*	55,502
2,117	ViaSat, Inc.*	45,600

		16,982,626

Computers & Peripherals* — 0.4%
2,137	Data Domain, Inc.	51,288
15,110	Electronics for Imaging, Inc.	250,373
55,544	Hutchinson Technology, Inc.	799,833
6,890	Hypercom Corp.	33,554
13,815	Netezza Corp.(a)	178,207
423,169	Quantum Corp.	723,619
13,377	Rackable Systems, Inc.	182,730
54,628	STEC, Inc.	696,507
6,512	Synaptics, Inc.(a)	278,518

		3,194,629

Construction & Engineering — 0.5%
84,404	Integrated Electrical Services, Inc.*(a)	1,541,217
55,900	KBR, Inc.	1,940,289

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Construction & Engineering — (continued)
10,900	Michael Baker Corp.*	$244,923

		3,726,429

Consumer Finance — 0.7%
18,729	Advance America Cash Advance Centers, Inc.	129,979
146,454	Cash America International, Inc.	5,237,195
14,000	CompuCredit Corp.*(a)	128,520
1,000	QC Holdings, Inc.	8,300
100	Rewards Network, Inc.*	500

		5,504,494

Containers & Packaging — 0.1%
1,300	AptarGroup, Inc.	58,136
5,742	Greif, Inc.	384,944

		443,080

Distributors — 0.0%
2,415	Core-Mark Holding Co., Inc.*	70,132

Diversified Consumer Services — 1.8%
95,615	Capella Education Co.*(a)	6,206,370
67,869	DeVry, Inc.	3,871,926
87,735	Pre-Paid Legal Services, Inc.*(a)	3,683,993

		13,762,289

Diversified Financial Services — 0.1%
5,283	Compass Diversified Trust	72,377
8,071	Portfolio Recovery Associates, Inc.*(a)	331,637

		404,014

Diversified Telecommunication Services — 1.2%
50,300	Atlantic Tele-Network, Inc.	1,506,988
104,400	IDT Corp. Class B*(a)	372,708
175,700	NTELOS Holdings Corp.	4,905,544
154,573	Premiere Global Services, Inc.*	2,341,781
3,300	Shenandoah Telecommunications Co.	54,054
59,284	SureWest Communications(a)	582,169

		9,763,244

Electric Utilities — 1.1%
23,549	Central Vermont Public Service Corp.	478,987
18,700	Cleco Corp.	467,126
44,692	El Paso Electric Co.*	965,794
184,066	Portland General Electric Co.	4,308,985
70,800	Unisource Energy Corp.	2,400,828

		8,621,720

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 3.6%
68,933	A.O. Smith Corp.	$2,491,928
16,813	Acuity Brands, Inc.	895,292
17,051	AZZ, Inc.*	535,060
37,917	Belden CDT, Inc.	1,588,343
144,300	C&D Technologies, Inc.*(a)	891,774
25,326	Coleman Cable, Inc.*(a)	281,119
163,143	Encore Wire Corp.(a)	3,695,189
57,945	II-VI, Inc.*	2,266,229
228,040	LSI Industries, Inc.	2,426,346
2,769	Orion Energy Systems, Inc.*(a)	33,643
28,842	Powell Industries, Inc.*	1,542,182
32,258	Power-One, Inc.*	98,064
168,586	Superior Essex, Inc.*	7,333,491
46,379	Vicor Corp.	523,619
78,057	Woodward Governor Co.	3,143,355

		27,745,634

Electronic Equipment & Instruments — 2.1%
1,269	Avnet, Inc.*	37,461
92,359	Bell Microproducts, Inc.*	244,751
239,903	Benchmark Electronics, Inc.*	4,263,076
4,496	CTS Corp.	48,917
194,741	Ingram Micro, Inc.*	3,530,654
65,915	Insight Enterprises, Inc.*	883,261
5,406	Mercury Computer Systems, Inc.*	47,951
94,465	Methode Electronics, Inc.	1,080,680
7,450	Multi-Fineline Electronix, Inc.*	149,373
17,015	National Instruments Corp.	540,396
17,300	Plexus Corp.*	488,379
1,614	Rofin-Sinar Technologies, Inc.*	57,119
55,117	SYNNEX Corp.*	1,369,657
90,976	Tech Data Corp.*	3,328,812
31,878	TTM Technologies, Inc.*	464,144

		16,534,631

Energy Equipment & Services — 2.9%
4,192	Allis-Chalmers Energy, Inc.*	71,977
4,430	Atwood Oceanics, Inc.*	451,461
40,606	Bronco Drilling Co., Inc.*	738,217
66,338	Complete Production Services, Inc.*	1,901,247
38,663	Dawson Geophysical Co.*(a)	2,640,296
4,400	Exterran Holdings, Inc.*	323,488
73,854	Global Industries Ltd.*	1,273,982
115,918	Grey Wolf, Inc.*	907,638
30,400	Gulf Island Fabrication, Inc.	1,257,952
32,963	Lufkin Industries, Inc.	2,629,788
30,124	NATCO Group, Inc.*	1,423,961
72,099	Newpark Resources, Inc.*	508,298
33,752	Oil States International, Inc.*	1,971,792
46,480	Pioneer Drilling Co.*	827,809

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks -- (continued)
Energy Equipment & Services -- (continued)
534	Superior Well Services, Inc.*	$13,211
83,733	Union Drilling, Inc.*	1,572,506
105,930	Willbros Group, Inc.*	4,393,976

		22,907,599

Food & Staples Retailing — 2.3%
33,744	BJ’s Wholesale Club, Inc.*	1,332,551
55,853	Casey’s General Stores, Inc.	1,222,622
6,922	Ingles Markets, Inc.	168,620
20,129	Longs Drug Stores Corp.	954,517
140,796	Nash Finch Co.	5,384,039
171,694	PriceSmart, Inc.	4,041,677
10,935	Ruddick Corp.	388,521
6,544	The Andersons, Inc.(a)	277,204
200	Village Super Market, Inc.	9,370
10,703	Weis Markets, Inc.	369,360
197,705	Winn-Dixie Stores, Inc.*(a)	3,568,575

		17,717,056

Food Products — 1.8%
30,137	Cal-Maine Foods, Inc.(a)	940,274
370,100	Chiquita Brands International, Inc.*(a)	9,008,234
19,961	Flowers Foods, Inc.	561,503
30,481	Fresh Del Monte Produce, Inc.*(a)	900,409
28,600	Green Mountain Coffee Roasters, Inc.*(a)	1,234,376
84,295	Imperial Sugar Co.(a)	1,222,278
10,000	Sanderson Farms, Inc.	499,300

		14,366,374

Gas Utilities — 1.0%
138,350	New Jersey Resources Corp.(a)	4,608,438
41,347	Northwest Natural Gas Co.	1,885,010
37,976	The Laclede Group, Inc.	1,519,040

		8,012,488

Health Care Equipment & Supplies — 3.7%
54,964	Analogic Corp.	3,683,687
4,628	ArthroCare Corp.*(a)	204,141
13,338	Aspect Medical Systems, Inc.*(a)	71,358
163	Cantel Medical Corp.*	1,744
129,700	CONMED Corp.*	3,461,693
24,078	Datascope Corp.	1,028,612
5,800	ICU Medical, Inc.*	147,784
247,314	Invacare Corp.(a)	4,496,169
7,400	Kensey Nash Corp.*	217,412
103,119	Kinetic Concepts, Inc.*(a)	4,478,458
7,931	Masimo Corp.*	274,095
15,618	Medical Action Industries, Inc.*	207,407
2,660	Mentor Corp.(a)	83,817
2,200	Meridian Bioscience, Inc.	64,526

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
44,038	Merit Medical Systems, Inc.*	$701,085
23,588	NuVasive, Inc.*	998,480
6,700	OraSure Technologies, Inc.*	36,448
10,103	Orthofix International NV*	328,752
91,099	Osteotech, Inc.*	557,526
167,873	Quidel Corp.*	2,865,592
56,953	Sonic Innovations, Inc.*	227,812
4,427	STERIS Corp.	133,917
65,870	SurModics, Inc.*(a)	2,953,611
97,800	Theragenics Corp.*	384,354
13,417	Trans1, Inc.*(a)	190,253
25,000	Zoll Medical Corp.*	906,250

		28,704,983

Health Care Providers & Services — 1.8%
187,150	Kindred Healthcare, Inc.*	5,163,469
28,918	Molina Healthcare, Inc.*(a)	872,167
114,251	Owens & Minor, Inc.	5,424,637
447	Pediatrix Medical Group, Inc.*	24,062
132,205	RehabCare Group, Inc.*	2,243,519

		13,727,854

Hotels, Restaurants & Leisure — 1.6%
34,431	Bob Evans Farms, Inc.	1,002,287
27,367	CEC Entertainment, Inc.*	989,043
69,531	Chipotle Mexican Grill, Inc. Class B*	5,749,518
4,192	CKE Restaurants, Inc.	49,633
28,770	Landry’s Restaurants, Inc.(a)	472,116
239,000	O’Charley’s, Inc.	2,652,900
2,011	P.F. Chang’s China Bistro, Inc.*(a)	53,452
21,695	Sonic Corp.*	416,110
32,246	WMS Industries, Inc.*	1,194,392

		12,579,451

Household Durables — 0.5%
141,528	American Greetings Corp.(b)	2,640,913
11,769	Furniture Brands International, Inc.	165,472
35,130	Hooker Furniture Corp.(a)	708,923
32,900	La-Z-Boy, Inc.(a)	208,915

		3,724,223

Industrial Conglomerates — 0.4%
33,755	Otter Tail Corp.	1,267,163
121,144	Tredegar Corp.	1,769,914

		3,037,077

Insurance — 3.0%
29,139	American Physicians Capital, Inc.	1,326,407

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
58,544	AmTrust Financial Services, Inc.	$875,818
387,368	Aspen Insurance Holdings Ltd.	9,901,126
23,634	Endurance Specialty Holdings Ltd.	795,521
43,300	Flagstone Reinsurance Holdings Ltd.(a)	562,900
5,592	Hallmark Financial Services, Inc.*	71,018
100,581	IPC Holdings Ltd.(a)	2,856,501
45,115	Max Capital Group Ltd.	1,088,174
100	National Interstate Corp.	2,296
93,477	Platinum Underwriters Holdings Ltd.	3,315,629
120,006	Stewart Information Services Corp.	2,838,142

		23,633,532

Internet & Catalog Retail — 0.5%
113,630	1-800-FLOWERS.COM, Inc.*	940,856
40,874	Netflix, Inc.*(a)	1,240,935
10,759	Priceline.com, Inc.*	1,447,408

		3,629,199

Internet Software & Services — 3.3%
203,842	Art Technology Group, Inc.*	764,408
177,737	AsiaInfo Holdings, Inc.*	2,443,884
36,565	Chordiant Software, Inc.*	234,747
39,070	EarthLink, Inc.*	375,072
13,641	InfoSpace, Inc.	124,542
449,754	Interwoven, Inc.*	6,031,201
380,180	RealNetworks, Inc.*	2,775,314
433,400	S1 Corp.*	2,834,436
50,786	Sohu.com, Inc.*	4,444,791
4,600	SonicWALL, Inc.*	36,800
71,073	United Online, Inc.(a)	869,223
168,800	Vignette Corp.*	2,185,960
83,500	Vocus, Inc.*	2,652,795

		25,773,173

IT Services — 1.5%
243,500	Ciber, Inc.*	1,709,370
10,277	Exlservice Holdings, Inc.*	204,923
13,157	Gartner, Inc.*	286,691
34,374	iGATE Corp.*	293,898
78,310	Lionbridge Technologies, Inc.*	190,293
11,904	ManTech International Corp.*	600,319
7,171	MAXIMUS, Inc.	263,678
9,363	Perot Systems Corp.*	154,677
77,400	RightNow Technologies, Inc.*	1,150,164
499,494	Sapient Corp.*	3,296,660
1,142	SI International, Inc.*	27,979
11,673	StarTek, Inc.*	100,972

Shares	Description	Value
Common Stocks — (continued)
IT Services — (continued)
2,503	Syntel, Inc.	$81,848
146,305	TNS, Inc.*	3,662,014

		12,023,486

Leisure Equipment & Products — 0.2%
46,878	Brunswick Corp.(a)	642,228
13,200	Callaway Golf Co.	167,640
100	Hasbro, Inc.	3,624
11,301	JAKKS Pacific, Inc.*	266,704
2,069	Polaris Industries, Inc.(a)	98,733

		1,178,929

Life Sciences Tools & Services — 2.3%
140,200	Albany Molecular Research, Inc.*	1,959,996
200	Bio-Rad Laboratories, Inc.*	17,896
49,629	Bruker Corp.*	577,682
13,997	Dionex Corp.*	1,020,661
407,777	eResearchTechnology, Inc.*(a)	6,520,354
26,313	Illumina, Inc.*(a)	2,065,044
28,000	Kendle International, Inc.*(a)	1,058,120
29,638	Luminex Corp.*(a)	659,149
17,247	PAREXEL International Corp.*	424,104
57,880	Pharmanet Development Group, Inc.*	977,015
53,784	Varian, Inc.*	2,984,474

		18,264,495

Machinery — 4.7%
36,362	AGCO Corp.*	2,197,356
20,716	Ampco-Pittsburgh Corp.	966,609
767	Badger Meter, Inc.	37,698
76,060	Bucyrus International, Inc.	5,383,527
7,118	Chart Industries, Inc.*	298,173
5,000	CIRCOR International, Inc.	267,050
47,826	Columbus McKinnon Corp.*	1,363,519
1,400	Commercial Vehicle Group, Inc.*	19,516
900	Flowserve Corp.	124,668
3,358	Gehl Co.*	53,728
300	Hardinge, Inc.	4,215
11,610	Kadant, Inc.*	310,335
104,057	L.B. Foster Co.*	3,561,871
8,477	Lindsay Corp.(a)	890,085
35,935	Lydall, Inc.*	551,243
24,402	Mueller Industries, Inc.	873,348
45,000	NACCO Industries, Inc.	3,908,700
6,900	RBC Bearings, Inc.*	259,992
7,450	Robbins & Myers, Inc.	301,651
40,900	Sun Hydraulics Corp.(a)	1,640,499
204,700	Tecumseh Products Co.*	7,146,077
13,129	Tennant Co.	461,747
20,971	The Gorman-Rupp Co.	920,627
26,122	The Greenbrier Cos., Inc.	685,702
15,033	Titan International, Inc.	594,254

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
90,893	Titan Machinery, Inc.*	$2,208,700
124,112	TriMas Corp.*	1,013,995
7,700	Twin Disc, Inc.	146,300
135	Valmont Industries, Inc.	15,503
5,800	Wabash National Corp.	49,764
2,260	Wabtec Corp.	105,248
1,664	Watts Water Technologies, Inc.	47,191

		36,408,891

Marine — 0.1%
23,714	TBS International Ltd.*(a)	1,104,598

Media — 1.4%
66,177	Arbitron, Inc.(a)	3,299,585
106,002	Belo Corp.	1,013,379
67,852	Cox Radio, Inc.*	865,113
9,986	DreamWorks Animation SKG, Inc.*	315,229
101,582	Entercom Communications Corp.	983,314
68,923	Gray Television, Inc.	277,070
21,800	Harte-Hanks, Inc.(a)	295,390
1,454	Hearst-Argyle Television, Inc.	30,927
17,400	Journal Communications, Inc.	101,964
38,112	Lin TV Corp.*	348,725
10,184	Morningstar, Inc.*	722,555
21,668	RCN Corp.*	262,399
10,195	Salem Communications Corp.	25,182
80,377	Scholastic Corp.*	2,499,725

		11,040,557

Metals & Mining — 2.4%
95,314	Compass Minerals International, Inc.(a)	6,957,922
28,900	Horsehead Holding Corp.*	406,045
24,113	Kaiser Aluminum Corp.	1,546,849
49,614	Olympic Steel, Inc.	3,223,918
59,840	Schnitzer Steel Industries, Inc.	5,992,378
17,453	Stillwater Mining Co.*(a)	250,450
2,061	Universal Stainless & Alloy Products, Inc.*	81,327
12,947	Worthington Industries, Inc.(a)	258,163

		18,717,052

Multi-Utilities — 0.0%
76,001	Aquila, Inc.*	289,564
100	NorthWestern Corp.	2,651
100	OGE Energy Corp.	3,355

		295,570

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.2%
74,356	Alpha Natural Resources, Inc.*	$6,073,398
3,000	Approach Resources, Inc.*	67,320
10,300	Arlington Tankers Ltd.	239,681
68,195	Berry Petroleum Co.	3,682,530
27,142	Bill Barrett Corp.*(a)	1,461,054
130,253	Bois d’Arc Energy, Inc.*	3,188,593
5,191	Brigham Exploration Co.*	75,633
9,100	Callon Petroleum Co.*	235,872
4,730	Comstock Resources, Inc.*	271,265
57,800	Concho Resources, Inc.*(a)	1,843,820
156,353	Energy Partners Ltd.*(a)	2,356,240
22,301	EXCO Resources, Inc.*	556,187
60,771	General Maritime Corp.(a)	1,715,565
8,434	Golar LNG Ltd.	154,933
128,018	Harvest Natural Resources, Inc.*	1,426,120
4,548	Knightsbridge Tankers Ltd.	153,677
71,739	Mariner Energy, Inc.*	2,345,865
4,300	Petroleum Development Corp.*	297,130
59,598	PetroQuest Energy, Inc.*	1,320,096
131,400	Rosetta Resources, Inc.*	3,538,602
253,125	Stone Energy Corp.*(b)	17,106,187
117,929	Swift Energy Co.*	6,797,428
6,429	Teekay Tankers Ltd.(a)	140,795
30,533	VAALCO Energy, Inc.*	224,723
8,600	W&T Offshore, Inc.	479,536
23,052	World Fuel Services Corp.	555,323

		56,307,573

Paper & Forest Products — 0.0%
3,300	Glatfelter	51,414

Pharmaceuticals* — 0.8%
78	Biodel, Inc	1,222
37,974	Caraco Pharmaceutical Laboratories Ltd.	653,912
200	Javelin Pharmaceuticals, Inc.	564
95,848	Par Pharmaceutical Cos., Inc.	1,748,258
23,600	The Medicines Co.	431,880
194,930	VIVUS, Inc.(a)	1,333,321
200	Warner Chilcott Ltd.	3,476
44,786	XenoPort, Inc.	1,938,338

		6,110,971

Real Estate Investment Trusts — 6.6%
28,733	Agree Realty Corp.	748,782
116,800	AMB Property Corp.(a)	6,884,192
114,420	Anthracite Capital, Inc.(a)	1,072,115
148,022	Associated Estates Realty Corp.	1,734,818
21,300	BioMed Realty Trust, Inc.	559,764
692,675	DCT Industrial Trust, Inc.(a)	6,753,581
57,320	EastGroup Properties, Inc.	2,724,420

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
33,694	Entertainment Properties Trust(a)	$1,854,855
50,147	Equity Lifestyle Properties, Inc.	2,491,804
4,583	Equity One, Inc.	106,371
20,447	Federal Realty Investment Trust(a)	1,648,437
30,914	Franklin Street Properties Corp.	456,600
3,500	Getty Realty Corp.	60,935
20,275	Glimcher Realty Trust	262,561
19,661	GMH Communities Trust	144,312
26	Jer Investors Trust, Inc.	233
17,721	Kilroy Realty Corp.	966,149
100	Kite Realty Group Trust	1,390
23,682	LTC Properties, Inc.	658,360
99,750	National Health Investors, Inc.	3,092,250
167,332	Nationwide Health Properties, Inc.(a)	5,711,041
6,030	NorthStar Realty Finance Corp.	60,300
75,551	OMEGA Healthcare Investors, Inc.	1,346,319
182,844	Post Properties, Inc.	6,492,790
1,400	Potlatch Corp.	67,676
94,500	Realty Income Corp.(a)	2,315,250
602	Saul Centers, Inc.	30,353
3,700	Senior Housing Properties Trust	82,177
26,942	Sunstone Hotel Investors, Inc.	518,634
46,300	Taubman Centers, Inc.	2,488,625
11,650	Universal Health Realty Income Trust	397,382
100	Urstadt Biddle Properties	1,730

		51,734,206

Real Estate Management & Development — 1.0%
3,017	Forestar Real Estate Group, Inc.*	75,425
107,174	Jones Lang LaSalle, Inc.(a)	7,560,054

		7,635,479

Road & Rail — 1.8%
133,769	Arkansas Best Corp.(a)	4,970,856
74,044	Dollar Thrifty Automotive Group, Inc.*	1,036,616
6,610	Genesee & Wyoming, Inc.*	269,820
11,800	J.B. Hunt Transportation Services, Inc.	411,112
105,288	Marten Transport Ltd.*	1,886,761
1,300	Saia, Inc.*	18,083
19,041	Universal Truckload Services, Inc.*(a)	463,839
271,431	Werner Enterprises, Inc.(a)	5,140,903
2,977	YRC Worldwide, Inc.*	51,979

		14,249,969

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.5%
4,910	Actel Corp.*	$84,206
20,594	Brooks Automation, Inc.*	209,853
5,400	Cabot Microelectronics Corp.*	200,340
11,578	Cohu, Inc.	198,100
37,503	Cymer, Inc.*	1,159,593
6,556	DSP Group, Inc.*	54,677
13,016	Entegris, Inc.*	100,093
1,861	Hittite Microwave Corp.*	74,347
16,495	Integrated Device Technology, Inc.*	186,064
6,134	Intersil Corp.	170,955
311,957	LSI Corp.*	2,267,927
16,040	Microsemi Corp.*	439,496
131,347	Monolithic Power Systems*	3,182,538
74,818	OmniVision Technologies, Inc.*(a)	1,212,052
23,517	PMC-Sierra, Inc.*	200,130
9,612	Semitool, Inc.*	80,645
59,460	Semtech Corp.*	1,041,739
85,613	Silicon Storage Technology, Inc.*	278,242
363,926	Skyworks Solutions, Inc.*(a)	3,759,355
129,770	TriQuint Semiconductor, Inc.*	864,268
300	Ultratech, Inc.*	4,803
38,784	Varian Semiconductor Equipment Associates, Inc.*	1,474,955
28,830	Veeco Instruments, Inc.*	554,401
14,650	Volterra Semiconductor Corp.*	232,935
77,045	Zoran Corp.*	1,127,168

		19,158,882

Software — 5.2%
12,386	ACI Worldwide, Inc.*	215,640
156,215	Advent Software, Inc.*(a)	6,712,559
80,706	Ansoft Corp.*	2,944,155
95,940	ANSYS, Inc.*	4,537,962
67,791	Bottomline Technologies, Inc.*	674,520
629,291	Captaris, Inc.*	2,743,709
206	Catapult Communications Corp.*	1,521
37,900	Intervoice, Inc.*	244,834
120,600	JDA Software Group, Inc.*	2,460,240
102,320	Lawson Software, Inc.*	892,230
172,099	Magma Design Automation, Inc.*	1,299,347
16,097	Manhattan Associates, Inc.*	408,864
50,294	MicroStrategy, Inc.*(a)	4,003,905
10,103	MSC.Software Corp.*	124,974
4,057	Net 1 UEPS Technologies, Inc.*	113,434
17,098	Pegasystems, Inc.	210,647
145,845	Phoenix Technologies Ltd.*	1,560,542
25,200	QAD, Inc.	193,032

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
13,610	Renaissance Learning, Inc.(a)	$203,470
2,226	Salesforce.com, Inc.*	160,962
99,651	Secure Computing Corp.*	531,140
11,468	Solera Holdings, Inc.*	312,732
27,061	Sonic Solutions*(a)	259,786
30,145	SPSS, Inc.*	1,186,809
51,661	Sybase, Inc.*	1,654,185
177,578	Synopsys, Inc.*	4,679,180
3,633	Take-Two Interactive Software, Inc.*	98,345
80,952	Taleo Corp.*	1,602,040
13,223	The Ultimate Software Group, Inc.*	500,226
100	Tyler Technologies, Inc.*	1,576

		40,532,566

Specialty Retail — 4.1%
183,806	Aeropostale, Inc.*	6,422,182
99,076	Asbury Automotive Group, Inc.	1,631,782
5,731	AutoNation, Inc.*	90,492
35,772	Blockbuster, Inc.*(a)	116,259
30,403	Brown Shoe Co., Inc.	513,507
59,847	GameStop Corp.*	2,968,411
99,141	Gymboree Corp.*	4,574,366
101	Haverty Furniture Cos., Inc.	1,057
28,560	J. Crew Group, Inc.*	1,064,431
2,948	Pacific Sunwear of California, Inc.*	28,006
88,796	Pier 1 Imports, Inc.*(a)	640,219
22,900	Sonic Automotive, Inc.	427,085
48,322	Stage Stores, Inc.	652,830
5,816	Systemax, Inc.(a)	112,714
240,928	The Buckle, Inc.(a)	11,041,730
3,810	The Cato Corp.	59,817
81,928	Zale Corp.*(a)	1,784,392

		32,129,280

Textiles, Apparel & Luxury Goods — 1.7%
6,759	Columbia Sportswear Co.(a)	296,179
31,100	Deckers Outdoor Corp.*(a)	4,251,992
89,946	Fossil, Inc.*	2,852,188
8,940	Kenneth Cole Productions, Inc.	139,464
44,984	Lululemon Athletica, Inc.*(a)	1,439,038
28,508	Skechers U.S.A., Inc.*	685,617
26,424	The Warnaco Group, Inc.*	1,273,373
85,104	Wolverine World Wide, Inc.	2,443,336

		13,381,187

Thrifts & Mortgage Finance — 0.6%
72,100	Bank Mutual Corp.	799,589
269,335	Provident Financial Services, Inc.	4,236,640

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — (continued)
200	Provident New York Bancorp	$2,602

		5,038,831

Tobacco — 0.3%
50,333	Universal Corp.(a)	2,497,020

Trading Companies & Distributors — 0.2%
1,845	Lawson Products, Inc.	47,952
88,268	Rush Enterprises, Inc.*	1,428,176

		1,476,128

TOTAL COMMON STOCKS		$769,859,246

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 19.8%
Boston Global Investment Trust — Enhanced Portfolio
154,559,493	2.588%	154,559,493

TOTAL INVESTMENTS — 118.4%		$924,418,738

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.4)%		(143,943,170)

NET ASSETS — 100.0%		$780,475,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell E Mini 2000 Index	143	June 2008	$10,706,410	$327,639

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$903,964,088

Gross unrealized gain	84,997,220
Gross unrealized loss	(64,542,570)

Net unrealized security gain	$20,454,650

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Aerospace & Defense — 3.9%
41,733	General Dynamics Corp.	$3,845,696
83,244	Honeywell International, Inc.	4,963,007
182,584	Lockheed Martin Corp.	19,981,993
449,562	Northrop Grumman Corp.	33,923,949
35,057	Raytheon Co.	2,238,740
142,800	The Boeing Co.	11,819,556

		76,772,941

Air Freight & Logistics — 0.2%
12,863	C.H. Robinson Worldwide, Inc.	829,664
7,146	Expeditors International of Washington, Inc.	336,434
37,719	United Parcel Service, Inc. Class B	2,678,803

		3,844,901

Airlines — 0.1%
81,200	Southwest Airlines Co.	1,060,472

Beverages — 0.8%
809	Brown-Forman Corp. Class B	60,820
86,707	Coca-Cola Enterprises, Inc.	1,746,279
202,146	PepsiCo., Inc.	13,806,572

		15,613,671

Biotechnology — 3.7%
458,720	Amgen, Inc.*(a)	20,197,442
622,422	Biogen Idec, Inc.*	39,056,980
70,850	Genentech, Inc.*	5,021,140
170,948	Gilead Sciences, Inc.*	9,456,843

		73,732,405

Building Products — 0.0%
7,295	Lennox International, Inc.	235,045

Capital Markets — 1.6%
70,758	Ameriprise Financial, Inc.(a)	3,344,023
90,914	Bank of New York Mellon Corp.	4,048,400
23,553	BlackRock, Inc.(b)	5,299,189
178,127	Eaton Vance Corp.	7,579,304
126,234	Federated Investors, Inc. Class B	4,646,674
36,090	Invesco Ltd.	1,004,385
132,471	Janus Capital Group, Inc.	3,841,659
6,339	Morgan Stanley	280,374
80,854	SEI Investments Co.	1,950,198
5,800	Waddell & Reed Financial, Inc.	205,088

		32,199,294

Chemicals — 2.7%
9,800	Ashland, Inc.	525,966
175,200	Celanese Corp.	8,532,240
95,563	Chemtura Corp.	834,265

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
7,133	Cytec Industries, Inc.	$450,521
31,043	FMC Corp.(b)	2,296,561
4,519	International Flavors & Fragrances, Inc.	189,617
35,228	Minerals Technologies, Inc.	2,452,221
119,068	Monsanto Co.	15,169,263
227,700	Terra Industries, Inc.(b)	9,934,551
10,001	The Lubrizol Corp.	561,056
89,334	The Mosaic Co.*	11,195,337
24,300	The Scotts Miracle-Gro Co.	685,260

		52,826,858

Commercial Banks — 0.0%
12,355	Regions Financial Corp.	220,166
25,900	Synovus Financial Corp.	297,591

		517,757

Commercial Services & Supplies — 0.4%
9,200	Herman Miller, Inc.	228,160
33,657	HNI Corp.(b)	844,118
105,705	Manpower, Inc.(b)	6,659,415
13,830	MPS Group, Inc.*	158,768

		7,890,461

Communications Equipment — 3.6%
13,970	ADTRAN, Inc.	347,713
54,667	Brocade Communications Systems, Inc.*	440,616
1,260,243	Cisco Systems, Inc.*	33,673,693
1,336,291	Juniper Networks, Inc.*(b)	36,774,729
14,728	Motorola, Inc.	137,412
5,286	Polycom, Inc.*	131,727
11,900	Tellabs, Inc.*	64,736

		71,570,626

Computers & Peripherals — 7.0%
256,900	Apple, Inc.*(b)	48,489,875
675,198	Dell, Inc.*(b)	15,570,066
617,343	EMC Corp.*	10,766,462
722,694	Hewlett-Packard Co.	34,009,980
37,703	International Business Machines Corp.	4,879,899
6,937	NCR Corp.*	183,553
74,260	QLogic Corp.*	1,172,565
565,378	Seagate Technology	12,110,397
192,541	Sun Microsystems, Inc.*	2,493,406
53,200	Teradata Corp.*	1,436,932
198,998	Western Digital Corp.*	7,468,395

		138,581,530

Construction & Engineering — 0.8%
50,073	Fluor Corp.(b)	9,341,118
179,241	KBR, Inc.	6,221,455

		15,562,573

Consumer Finance — 0.1%
9,948	American Express Co.	461,090

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — (continued)
35,570	Capital One Financial Corp.	$1,711,628

		2,172,718

Containers & Packaging — 0.3%
1,315	AptarGroup, Inc.	58,807
115,372	Owens-Illinois, Inc.*(b)	6,601,586

		6,660,393

Diversified Consumer Services — 1.1%
389,010	Apollo Group, Inc.*	18,590,788
39,134	DeVry, Inc.	2,232,595

		20,823,383

Diversified Financial Services — 0.7%
355,133	Bank of America Corp.	12,078,074
69,232	Liberty Media Corp. — Capital*	1,026,018

		13,104,092

Diversified Telecommunication Services — 0.8%
254,124	AT&T, Inc.	10,139,548
69,950	Embarq Corp.	3,310,034
79,518	Verizon Communications, Inc.	3,059,057

		16,508,639

Electric Utilities — 0.1%
8,800	Hawaiian Electric Industries, Inc.	232,144
34,254	PPL Corp.	1,757,573

		1,989,717

Electrical Equipment — 0.9%
83,228	Emerson Electric Co.	4,842,205
158	Hubbell, Inc. Class B	7,390
231,483	Rockwell Automation, Inc.	13,553,329

		18,402,924

Electronic Equipment & Instruments* — 0.5%
2,201	Arrow Electronics, Inc.	67,489
218,620	Avnet, Inc.	6,453,663
25,900	Ingram Micro, Inc.	469,567
53,121	Tech Data Corp.	1,943,697

		8,934,416

Energy Equipment & Services — 5.4%
27,258	Baker Hughes, Inc.	2,415,604
76,518	Cameron International Corp.*	4,073,053
28,354	Diamond Offshore Drilling, Inc.(b)	3,868,620
108,700	Dresser-Rand Group, Inc.*	4,382,784
51,752	Exterran Holdings, Inc.*	3,804,807

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
192,389	FMC Technologies, Inc.*	$13,823,149
490,717	Global Industries Ltd.*	8,464,868
975,203	Halliburton Co.(b)	47,375,362
89,255	National-Oilwell Varco, Inc.*	7,436,726
48,611	Oceaneering International, Inc.*	3,468,881
19,187	Patterson-UTI Energy, Inc.	604,007
63,115	SEACOR Holdings, Inc.*(b)	5,615,973
2,464	Smith International, Inc.	194,459
12,185	Superior Energy Services, Inc.*	654,213
10,422	Unit Corp.*	799,263

		106,981,769

Food & Staples Retailing — 4.6%
447,140	BJ’s Wholesale Club, Inc.*(b)	17,657,559
297,711	Costco Wholesale Corp.(b)	21,232,748
267,990	CVS Caremark Corp.	11,467,292
37,423	Ruddick Corp.	1,329,639
176,879	Safeway, Inc.	5,637,134
745,154	The Kroger Co.(b)	20,596,056
218,467	Wal-Mart Stores, Inc.	12,614,285

		90,534,713

Food Products — 1.2%
7,071	Archer-Daniels-Midland Co.	280,719
68,393	Bunge Ltd.(b)	8,164,072
24,833	Hormel Foods Corp.	938,439
717,786	Tyson Foods, Inc.	13,523,088

		22,906,318

Gas Utilities — 0.0%
2,389	WGL Holdings, Inc.	83,352

Health Care Equipment & Supplies — 2.0%
4,000	Baxter International, Inc.	244,400
14,123	Beckman Coulter, Inc.	979,995
27,923	Becton, Dickinson & Co.	2,358,097
59,810	Boston Scientific Corp.*	794,875
55,900	Covidien Ltd.	2,800,031
2,481	DENTSPLY International, Inc.	100,580
4,507	Edwards Lifesciences Corp.*	260,099
9,432	Gen-Probe, Inc.*	537,058
23,800	Hill-Rom Holdings, Inc.	731,850
7,826	IDEXX Laboratories, Inc.*	395,213
2,600	Intuitive Surgical, Inc.*	763,334
166,200	Kinetic Concepts, Inc.*(b)	7,218,066
338,589	Medtronic, Inc.	17,156,305
61,283	St. Jude Medical, Inc.*	2,497,282
1,400	STERIS Corp.	42,350
6,503	Stryker Corp.	419,769

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
30,627	Varian Medical Systems, Inc.*	$1,456,007

		38,755,311

Health Care Providers & Services — 3.7%
378,483	AmerisourceBergen Corp.	15,642,702
273,403	Express Scripts, Inc.*(b)	19,715,090
4,111	McKesson Corp.	236,999
766,912	Medco Health Solutions, Inc.*	37,156,887

		72,751,678

Hotels, Restaurants & Leisure — 1.8%
29,071	Chipotle Mexican Grill, Inc.*(b)	2,683,253
547,401	McDonald’s Corp.	32,471,828

		35,155,081

Household Durables — 0.0%
83	NVR, Inc.*	46,926

Household Products — 0.2%
6,195	Church & Dwight Co., Inc.	352,681
67,300	Procter & Gamble Co.	4,445,165

		4,797,846

Independent Power Producers & Energy Traders — 1.5%
1,198,035	Reliant Energy, Inc.*	30,621,775

Industrial Conglomerates — 1.3%
105,388	3M Co.	8,173,893
236,441	McDermott International, Inc.*	14,666,435
60,044	Tyco International Ltd.	2,713,389

		25,553,717

Insurance — 0.3%
2,863	Arch Capital Group Ltd.*	201,441
53,100	Axis Capital Holdings Ltd.	1,861,155
28,600	Endurance Specialty Holdings Ltd.	962,676
8,288	First American Corp.	278,228
32,488	MetLife, Inc.	1,950,254

		5,253,754

Internet & Catalog Retail — 0.5%
128,393	Amazon.com, Inc.*(a)(b)	10,479,437

Internet Software & Services — 2.5%
292,525	eBay, Inc.*	8,778,675
40,846	Google, Inc.*(b)	23,927,587
209,325	VeriSign, Inc.*(b)	8,381,373
308,402	Yahoo!, Inc.*(b)	8,252,838

		49,340,473

Shares	Description	Value
Common Stocks — (continued)
IT Services — 1.6%
455,392	Accenture Ltd.	$18,589,101
400	Alliance Data Systems Corp.*	24,016
11,183	Broadridge Financial Solutions, Inc.	252,065
1,324	Gartner, Inc.*	28,850
7,149	Global Payments, Inc.	337,576
21,331	Hewitt Associates, Inc.*	835,322
23,388	MasterCard, Inc.	7,218,706
167,842	Western Union Co.	3,967,785

		31,253,421

Life Sciences Tools & Services — 0.3%
74,881	Applera Corp. — Applied Biosystems Group	2,602,863
74,884	Invitrogen Corp.*	3,441,669
1,974	Varian, Inc.*	109,537

		6,154,069

Machinery — 3.5%
395,581	AGCO Corp.*(a)(b)	23,904,960
77,924	Caterpillar, Inc.(b)	6,439,639
14,992	Crane Co.	684,385
35,762	Flowserve Corp.(b)	4,953,752
7,454	Graco, Inc.	301,291
455,999	Ingersoll-Rand Co. Ltd.(b)	20,082,196
119,661	Joy Global, Inc.	10,079,046
3,330	Lincoln Electric Holdings, Inc.	274,658
19,100	SPX Corp.	2,538,008
5,406	Wabtec Corp.	251,758

		69,509,693

Marine — 0.1%
4,094	Alexander & Baldwin, Inc.	210,718
25,739	Kirby Corp.*	1,432,633

		1,643,351

Media — 3.6%
1,261,697	CBS Corp. Class B	27,227,421
12,984	DreamWorks Animation SKG, Inc.*	409,905
199,899	The DIRECTV Group, Inc.*	5,617,162
3,492	Time Warner Cable, Inc.*	104,411
2,391,777	Time Warner, Inc.	37,981,419

		71,340,318

Metals & Mining — 1.1%
28,906	Carpenter Technology Corp.	1,595,611
32,806	Commercial Metals Co.	1,200,700
49,700	Reliance Steel & Aluminum Co.	3,378,109
117,638	Southern Copper Corp.(b)	12,967,237
1,700	Steel Dynamics, Inc.	61,370

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
161,449	Worthington Industries, Inc.(b)	$3,219,293

		22,422,320

Multiline Retail — 0.1%
25,911	Sears Holdings Corp.*(b)	2,195,180

Oil, Gas & Consumable Fuels — 5.2%
369,200	Anadarko Petroleum Corp.	27,678,924
4,700	Apache Corp.	630,082
41,079	Bill Barrett Corp.*(b)	2,211,283
35,459	Cabot Oil & Gas Corp.	2,136,405
8,031	Cimarex Energy Co.	547,232
9,016	Continental Resources, Inc.*	578,557
28,433	Denbury Resources, Inc.*	967,575
43,275	Devon Energy Corp.	5,017,303
6,104	Encore Acquisition Co.*	407,686
242,509	Exxon Mobil Corp.	21,525,099
1,330	Forest Oil Corp.*	88,778
3,036	Massey Energy Co.	196,186
100,594	Noble Energy, Inc.	9,802,885
53,724	Pioneer Natural Resources Co.	3,856,846
4,603	St. Mary Land & Exploration Co.	234,569
39,232	Ultra Petroleum Corp.*	3,412,007
303,569	Valero Energy Corp.	15,433,448
160,063	W&T Offshore, Inc.(b)	8,925,113

		103,649,978

Personal Products — 0.7%
87,216	Avon Products, Inc.	3,406,657
258,931	Herbalife Ltd.(b)	9,979,201
15,477	The Estee Lauder Cos., Inc.	736,705

		14,122,563

Pharmaceuticals — 4.8%
129,018	Abbott Laboratories	7,270,164
294,643	Eli Lilly & Co.	14,184,114
34,729	Johnson & Johnson	2,317,814
867,492	Merck & Co., Inc.	33,797,488
1,772,264	Pfizer, Inc.	34,311,031
13,269	Watson Pharmaceuticals, Inc.*	378,963
51,653	Wyeth	2,297,009

		94,556,583

Real Estate Investment Trusts — 2.5%
35,746	AMB Property Corp.	2,106,869
54,470	AvalonBay Communities, Inc.	5,512,364
177,253	Equity Residential	7,496,029
34,585	Federal Realty Investment Trust(b)	2,788,243
2	HCP, Inc.	69
1,279	Kilroy Realty Corp.	69,731

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
44,378	Nationwide Health Properties, Inc.	$1,514,621
418,618	ProLogis(b)	25,925,013
5,872	Rayonier, Inc.	278,685
2,590	Taubman Centers, Inc.	139,212
17,667	The Macerich Co.	1,263,721
28,300	Ventas, Inc.	1,348,778

		48,443,335

Real Estate Management & Development — 0.2%
51,006	Jones Lang LaSalle, Inc.	3,597,963

Road & Rail — 1.6%
9,406	Burlington Northern Santa Fe Corp.	1,063,348
580,558	J.B. Hunt Transportation Services, Inc.	20,226,641
108,172	Landstar System, Inc.	6,027,344
223,623	Werner Enterprises, Inc.	4,235,419
6,480	YRC Worldwide, Inc.*	113,141

		31,665,893

Semiconductors & Semiconductor Equipment — 4.6%
154,816	Analog Devices, Inc.	5,435,590
222,578	Applied Materials, Inc.	4,409,288
679,151	Intel Corp.	15,742,720
2,133	KLA-Tencor Corp.	98,374
20,487	LSI Corp.*	148,940
104,582	MEMC Electronic Materials, Inc.*	7,180,600
8,769	National Semiconductor Corp.	184,587
298,999	NVIDIA Corp.*(b)	7,385,275
1,980	Semtech Corp.*	34,690
1,575,016	Texas Instruments, Inc.(b)	51,156,520

		91,776,584

Software — 7.4%
266,262	Activision, Inc.*	8,986,343
81,712	Adobe Systems, Inc.*	3,600,231
52,525	Advent Software, Inc.*(b)	2,256,999
25,478	Amdocs Ltd.*	823,194
3,119,911	Microsoft Corp.	88,355,880
205,049	Oracle Corp.*	4,683,319
42,516	Salesforce.com, Inc.*	3,074,332
12,368	Sybase, Inc.*	396,023
1,055,536	Symantec Corp.*	22,936,797
406,300	Synopsys, Inc.*	10,706,005

		145,819,123

Specialty Retail — 3.4%
182,251	Aeropostale, Inc.*	6,367,850
166,878	AutoNation, Inc.*	2,635,004
34,938	Barnes & Noble, Inc.	1,065,958
397,006	Best Buy Co., Inc.(b)	18,536,210
516,873	GameStop Corp.*	25,636,901
7,162	Ross Stores, Inc.	262,272

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
350,679	The TJX Cos., Inc.(b)	$11,242,769
28,375	Urban Outfitters, Inc.*	913,391

		66,660,355

Textiles, Apparel & Luxury Goods — 0.3%
91,276	NIKE, Inc. Class B(b)	6,240,540

Thrifts & Mortgage Finance — 0.0%
200	Hudson City Bancorp, Inc.	3,560

Tobacco — 3.2%
688,599	Altria Group, Inc.(a)	15,328,214
503,056	Philip Morris International, Inc.*	26,490,929
51,100	Universal Corp.(b)	2,535,071
354,884	UST, Inc.(b)	19,600,243

		63,954,457

TOTAL COMMON STOCKS		$1,947,276,252

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 1.3%
Joint Repurchase Agreement Account II
$25,000,000	2.326%	06/02/08	$25,000,000
Maturity Value: $25,004,846

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,972,276,252

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 18.3%
Boston Global Investment Trust — Enhanced Portfolio
362,266,150	2.588%	362,266,150

TOTAL INVESTMENTS — 118.1%		$2,334,542,402

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.1)%		(357,363,200)

NET ASSETS — 100.0%		$1,977,179,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P500 Mini 500 Index	248	June 2008	$17,367,440	$923,429

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,267,650,653

Gross unrealized gain	164,030,170
Gross unrealized loss	(97,138,421)

Net unrealized security gain	66,891,749

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Aerospace & Defense — 1.7%
28,754	General Dynamics Corp.	$2,649,681
2,978	Honeywell International, Inc.	177,548
51,074	Lockheed Martin Corp.	5,589,539
185,683	Northrop Grumman Corp.	14,011,639
15,300	Raytheon Co.	977,058
606	The Boeing Co.	50,159

		23,455,624

Air Freight & Logistics — 0.0%
987	FedEx Corp.	90,518

Airlines — 0.0%
3,731	Southwest Airlines Co.	48,727

Beverages — 0.2%
24,680	Coca-Cola Enterprises, Inc.	497,055
125,101	PepsiAmericas, Inc.	3,048,711

		3,545,766

Biotechnology — 1.9%
97,946	Amgen, Inc.*	4,312,562
357,986	Biogen Idec, Inc.*	22,463,622

		26,776,184

Capital Markets — 2.9%
223,567	Ameriprise Financial, Inc.(a)	10,565,776
177,968	Bank of New York Mellon Corp.	7,924,915
22,590	BlackRock, Inc.(b)	5,082,524
132,224	Eaton Vance Corp.	5,626,131
72,743	Federated Investors, Inc. Class B	2,677,670
1,695	Invesco Ltd.	47,172
62,041	Janus Capital Group, Inc.	1,799,189
146,752	Morgan Stanley	6,490,841
28,775	SEI Investments Co.	694,053

		40,908,271

Chemicals — 2.9%
2,400	Ashland, Inc.	128,808
208,855	Celanese Corp.	10,171,238
68,200	CF Industries Holdings, Inc.	9,336,580
23,900	Chemtura Corp.	208,647
2,500	Cytec Industries, Inc.	157,900
6,286	FMC Corp.	465,038
42,550	Minerals Technologies, Inc.	2,961,906
144,300	Terra Industries, Inc.(b)	6,295,809
20,900	The Lubrizol Corp.	1,172,490
73,732	The Mosaic Co.*	9,240,094
15,400	The Scotts Miracle-Gro Co.	434,280

		40,572,790

Commercial Banks — 4.4%
125,839	BB&T Corp.(b)	3,960,153
4,886	BOK Financial Corp.	284,512
6,649	Cullen/Frost Bankers, Inc.	371,679

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
8,757	Marshall & Ilsley Corp	$203,513
25,063	PacWest Bancorp	528,328
31,070	PNC Financial Services Group, Inc.	1,996,247
1,135,549	Regions Financial Corp.(b)	20,235,483
98,598	SunTrust Banks, Inc.(b)	5,147,802
47,316	Synovus Financial Corp.	543,661
149,081	U.S. Bancorp(b)	4,947,998
4,463	UnionBanCal Corp.	223,418
109,200	Wachovia Corp.(b)	2,598,960
747,445	Wells Fargo & Co.(b)	20,607,059
1,700	Zions Bancorp	73,253

		61,722,066

Commercial Services & Supplies — 0.0%
8,595	Herman Miller, Inc.	213,156

Communications Equipment — 0.9%
478,247	Juniper Networks, Inc.*	13,161,357

Computers & Peripherals — 1.0%
13,042	Apple, Inc.*	2,461,677
157,310	Hewlett-Packard Co.	7,403,009
107,465	Seagate Technology	2,301,900
43,664	Western Digital Corp.*	1,638,710

		13,805,296

Construction & Engineering — 0.7%
16,400	Fluor Corp.(b)	3,059,420
194,700	KBR, Inc.	6,758,037

		9,817,457

Consumer Finance — 0.6%
15,835	American Express Co.	733,952
166,371	Capital One Financial Corp.(b)	8,005,773

		8,739,725

Containers & Packaging — 0.2%
54,073	Owens-Illinois, Inc.*	3,094,057

Diversified Consumer Services — 0.8%
241,449	Apollo Group, Inc.*	11,538,848
900	DeVry, Inc.	51,345

		11,590,193

Diversified Financial Services — 6.3%
1,597,017	Bank of America Corp.(b)	54,314,548
128,633	Citigroup, Inc.	2,815,776
913	IntercontinentalExchange, Inc.*	126,177
719,229	JPMorgan Chase & Co.(b)	30,926,847
84,546	Liberty Media Corp. — Capital*	1,252,972

		89,436,320

Diversified Telecommunication Services — 6.4%
1,182,385	AT&T, Inc.(a)	47,177,161

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
104,380	CenturyTel, Inc.	$3,696,096
85,043	Embarq Corp.	4,024,235
916,834	Verizon Communications, Inc.	35,270,604

		90,168,096

Electric Utilities — 2.7%
26,000	American Electric Power Co., Inc.	1,100,580
804,099	Duke Energy Corp.(b)	14,859,749
83,209	Entergy Corp.	10,049,151
89,900	FirstEnergy Corp.	7,076,029
17,682	FPL Group, Inc.	1,193,889
6,837	Hawaiian Electric Industries, Inc.	180,360
2,100	Northeast Utilities	54,831
60,000	PPL Corp.	3,078,600

		37,593,189

Electrical Equipment — 0.1%
14,400	Emerson Electric Co.	837,792

Electronic Equipment & Instruments — 0.1%
25,500	Tech Data Corp.*	933,045

Energy Equipment & Services — 0.7%
3,231	Exterran Holdings, Inc.*	237,543
47,424	FMC Technologies, Inc.*	3,407,414
302,840	Global Industries Ltd.*	5,223,990
23,287	Halliburton Co.	1,131,283
2,102	Patterson-UTI Energy, Inc.	66,171
507	SEACOR Holdings, Inc.*	45,113

		10,111,514

Food & Staples Retailing — 3.2%
274,957	BJ’s Wholesale Club, Inc.*(b)	10,858,052
171,054	Costco Wholesale Corp.(b)	12,199,571
34,716	CVS Caremark Corp.	1,485,498
11,998	Ruddick Corp.	426,289
130,634	Safeway, Inc.	4,163,305
455,217	The Kroger Co.(b)	12,582,198
55,823	Wal-Mart Stores, Inc.	3,223,220

		44,938,133

Food Products — 2.3%
86,095	Archer-Daniels-Midland Co.	3,417,972
98,509	Bunge Ltd.(b)	11,759,019
1	ConAgra Foods, Inc.	24
20,960	Hormel Foods Corp.	792,078
2,801	Lancaster Colony Corp.	91,789
886,992	Tyson Foods, Inc.	16,710,929

		32,771,811

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — 0.3%
7,338	Atmos Energy Corp.	$200,988
1,406	Nicor, Inc.	57,407
76,627	ONEOK, Inc.	3,835,947
1,528	WGL Holdings, Inc.	53,312

		4,147,654

Health Care Equipment & Supplies* — 0.1%
26,428	Boston Scientific Corp.	351,228
40,156	Kinetic Concepts, Inc.(b)	1,743,975

		2,095,203

Health Care Providers & Services* — 1.1%
65,160	AmerisourceBergen Corp.	2,693,063
5,758	Express Scripts, Inc.	415,209
264,729	Medco Health Solutions, Inc.	12,826,120

		15,934,392

Hotels, Restaurants & Leisure — 1.0%
236,955	McDonald’s Corp.	14,056,171

Household Durables — 0.0%
8,757	D.R. Horton, Inc.(b)	111,301

Household Products — 0.8%
176,277	Procter & Gamble Co.	11,643,096

Independent Power Producers & Energy Traders — 2.3%
108,335	NRG Energy, Inc.*(b)	4,505,653
1,120,786	Reliant Energy, Inc.*	28,647,290

		33,152,943

Industrial Conglomerates — 4.0%
1,190,581	General Electric Co.	36,574,648
195,192	McDermott International, Inc.*	12,107,760
171,240	Tyco International Ltd.	7,738,336

		56,420,744

Insurance — 5.5%
4,692	Alleghany Corp.*	1,761,846
53,507	American International Group, Inc.	1,926,252
151,273	Arch Capital Group Ltd.*	10,643,568
23,700	Axis Capital Holdings Ltd.	830,685
1	Berkshire Hathaway, Inc.*	134,650
190,000	Endurance Specialty Holdings Ltd.	6,395,400
10,900	Lincoln National Corp.	601,244
427,027	MetLife, Inc.(b)	25,634,431
73,372	Nationwide Financial Services, Inc.	3,744,173
101,694	Prudential Financial, Inc.	7,596,542
4,400	Reinsurance Group of America, Inc.	226,248
22,448	The Allstate Corp.	1,143,501
100,522	The Chubb Corp.	5,404,063

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
226,940	The Travelers Cos., Inc.	$11,303,881

		77,346,484

Internet Software & Services — 0.0%
5,996	VeriSign, Inc.*	240,080

Machinery — 2.7%
214,690	AGCO Corp.*(a)	12,973,717
13,086	Flowserve Corp.	1,812,673
298,137	Ingersoll-Rand Co. Ltd.(b)	13,129,953
41,775	Joy Global, Inc.	3,518,708
945	Lincoln Electric Holdings, Inc.	77,944
51,140	SPX Corp.	6,795,483

		38,308,478

Media — 3.6%
960,152	CBS Corp. Class B	20,720,080
1,864,408	Time Warner, Inc.	29,606,799

		50,326,879

Metals & Mining — 1.3%
19,929	Carpenter Technology Corp.	1,100,081
38,146	Commercial Metals Co.	1,396,143
40,478	Reliance Steel & Aluminum Co.	2,751,290
90,136	Southern Copper Corp.(b)	9,935,691
2,101	Steel Dynamics, Inc.	75,846
174,102	Worthington Industries, Inc.(b)	3,471,594

		18,730,645

Multi-Utilities — 0.4%
94,074	Dominion Resources, Inc.(b)	4,355,626
25,296	DTE Energy Co.	1,119,095
900	OGE Energy Corp.	30,195
2,100	Vectren Corp.	61,950

		5,566,866

Oil, Gas & Consumable Fuels — 17.9%
466,400	Anadarko Petroleum Corp.	34,966,008
84,249	Apache Corp.(b)	11,294,421
38,609	Bill Barrett Corp.*	2,078,322
30,570	Cabot Oil & Gas Corp.	1,841,842
1,915	Chesapeake Energy Corp.	104,885
316,090	Chevron Corp.(b)	31,340,323
83,038	Cimarex Energy Co.(b)	5,658,209
102,910	ConocoPhillips	9,580,921
13,929	Continental Resources, Inc.*	893,824
10,121	Denbury Resources, Inc.*	344,418
72,883	Devon Energy Corp.	8,450,055
3,253	Encore Acquisition Co.*	217,268
25,184	EOG Resources, Inc.	3,239,418
1,021,831	Exxon Mobil Corp.	90,697,720
4,583	Forest Oil Corp.*	305,915

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
894	Foundation Coal Holdings, Inc.	$59,657
56,031	Noble Energy, Inc.	5,460,221
150,229	Occidental Petroleum Corp.	13,810,552
740	Overseas Shipholding Group, Inc.	58,504
187,000	Pioneer Natural Resources Co.	13,424,730
4,196	St. Mary Land & Exploration Co.	213,828
8,233	Sunoco, Inc.	366,122
29,455	Ultra Petroleum Corp.*	2,561,701
246,673	Valero Energy Corp.	12,540,855
74,735	W&T Offshore, Inc.	4,167,224

		253,676,943

Personal Products — 0.3%
119,233	Herbalife Ltd.	4,595,240

Pharmaceuticals — 4.2%
38,295	Eli Lilly & Co.	1,843,521
14,208	Johnson & Johnson	948,242
151,020	Merck & Co., Inc.	5,883,739
2,605,451	Pfizer, Inc.	50,441,532

		59,117,034

Real Estate Investment Trusts — 4.7%
26,941	AMB Property Corp.	1,587,903
124,370	AvalonBay Communities, Inc.(b)	12,586,244
224,305	Equity Residential	9,485,858
22,696	Federal Realty Investment Trust(b)	1,829,752
13,188	HCP, Inc.	451,821
2,157	Kilroy Realty Corp.	117,600
3,313	Liberty Property Trust	117,612
40,455	Nationwide Health Properties, Inc.	1,380,729
373,800	ProLogis	23,149,434
25,611	Public Storage	2,257,097
6,998	Rayonier, Inc.	332,125
100	SL Green Realty Corp.	9,970
8,207	Taubman Centers, Inc.	441,126
88,202	The Macerich Co.	6,309,089
120,285	Ventas, Inc.	5,732,783

		65,789,143

Real Estate Management & Development — 0.3%
67,907	Jones Lang LaSalle, Inc.	4,790,160

Road & Rail — 0.9%
248,673	J.B. Hunt Transportation Services, Inc.	8,663,767
32,172	Landstar System, Inc.	1,792,624
88,325	Werner Enterprises, Inc.	1,672,876
2,983	YRC Worldwide, Inc.*(b)	52,083

		12,181,350

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 0.2%
66,491	Texas Instruments, Inc.	$2,159,628

Software — 1.1%
10,035	Activision, Inc.*	338,681
700	Advent Software, Inc.*	30,079
332,354	Microsoft Corp.	9,412,265
2,739	Salesforce.com, Inc.*	198,057
2,817	Sybase, Inc.*	90,201
252,852	Symantec Corp.*	5,494,474

		15,563,757

Specialty Retail — 1.9%
52,903	Aeropostale, Inc.*	1,848,431
2,644	Barnes & Noble, Inc.	80,669
340,345	GameStop Corp.*	16,881,112
221,349	The TJX Cos., Inc.(b)	7,096,449
20,181	Urban Outfitters, Inc.*	649,626

		26,556,287

Textiles, Apparel & Luxury Goods — 0.0%
695	NIKE, Inc. Class B	47,517

Thrifts & Mortgage Finance — 0.5%
408,101	Hudson City Bancorp, Inc.	7,264,198

Tobacco — 2.1%
223,929	Altria Group, Inc.	4,984,660
208,580	Philip Morris International, Inc.*	10,983,823
37,300	Universal Corp.(b)	1,850,453
208,128	UST, Inc.(b)	11,494,909

		29,313,845

TOTAL COMMON STOCKS		$1,373,467,125

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.7%
Joint Repurchase Agreement Account II
$38,600,000	2.326%	06/02/08	$38,600,000
Maturity Value: $38,607,482

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,412,067,125

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 13.7%
Boston Global Investment Trust — Enhanced Portfolio
194,204,725	2.588%	194,204,725

TOTAL INVESTMENTS — 113.6%		$1,606,271,850

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%		(192,529,500)

NET ASSETS — 100.0%		$1,413,742,350

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) A portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or portion of security is on loan.
(c) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	488	June 2008	$34,174,640	$1,911,284

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,590,703,208

Gross unrealized gain	115,761,240
Gross unrealized loss	(100,192,598)

Net unrealized security gain	$15,568,642

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 3.2%
9,502	General Dynamics Corp.	$875,609
51,576	Honeywell International, Inc.	3,074,961
103,793	Lockheed Martin Corp.	11,359,106
199,230	Northrop Grumman Corp.(a)	15,033,896
5,700	Raytheon Co.	364,002
57,440	The Boeing Co.	4,754,309

		35,461,883

Air Freight & Logistics — 0.2%
17,675	FedEx Corp.	1,620,974
6,722	United Parcel Service, Inc. Class B	477,397

		2,098,371

Airlines — 0.1%
39,974	Southwest Airlines Co.	522,078

Biotechnology* — 2.8%
281,644	Amgen, Inc.	12,400,785
289,858	Biogen Idec, Inc.	18,188,589
12,933	Gilead Sciences, Inc.	715,454

		31,304,828

Capital Markets — 2.4%
147,055	Bank of New York Mellon Corp.	6,548,359
16,898	BlackRock, Inc.(b)	3,801,881
222,200	Eaton Vance Corp.	9,454,610
40,669	Federated Investors, Inc. Class B	1,497,026
7,381	Invesco Ltd.	205,413
128,906	Janus Capital Group, Inc.	3,738,274
31,807	Morgan Stanley	1,406,824
9,601	SEI Investments Co.	231,576
3,287	TD Ameritrade Holding Corp.*	59,528

		26,943,491

Chemicals — 2.4%
12,465	Ashland, Inc.	668,997
43,680	Celanese Corp.	2,127,216
38,900	CF Industries Holdings, Inc.	5,325,410
10,900	Chemtura Corp.	95,157
6,743	Cytec Industries, Inc.	425,888
3,959	FMC Corp.	292,887
8,886	Minerals Technologies, Inc.	618,554
71,294	Monsanto Co.	9,082,856
40,500	Terra Industries, Inc.(b)	1,767,015
6,601	The Lubrizol Corp.	370,316
46,857	The Mosaic Co.*	5,872,119
12,300	The Scotts Miracle-Gro Co.	346,860

		26,993,275

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 1.9%
1,000	PNC Financial Services Group, Inc.	$64,250
258,176	Regions Financial Corp.(b)	4,600,696
34,523	U.S. Bancorp(b)	1,145,818
561,813	Wells Fargo & Co.(b)	15,489,185

		21,299,949

Commercial Services & Supplies — 0.0%
610	Manpower, Inc.	38,430

Communications Equipment* — 2.3%
186,678	Cisco Systems, Inc.	4,988,036
722,626	Juniper Networks, Inc.(b)	19,886,668

		24,874,704

Computers & Peripherals — 4.6%
100,038	Apple, Inc.*(a)(b)	18,882,173
221,490	Dell, Inc.*	5,107,559
303,808	EMC Corp.*(b)	5,298,412
273,520	Hewlett-Packard Co.	12,871,851
221,482	Seagate Technology	4,744,144
37,200	Sun Microsystems, Inc.*	481,740
4,800	Teradata Corp.*	129,648
88,867	Western Digital Corp.*	3,335,179

		50,850,706

Construction & Engineering — 0.4%
5,200	Fluor Corp.	970,060
83,853	KBR, Inc.	2,910,538

		3,880,598

Consumer Finance — 0.4%
33,175	American Express Co.	1,537,661
65,819	Capital One Financial Corp.(b)	3,167,211

		4,704,872

Containers & Packaging — 0.1%
15,300	Owens-Illinois, Inc.*	875,466

Diversified Consumer Services — 0.9%
211,548	Apollo Group, Inc.*	10,109,879
2,200	DeVry, Inc.	125,510

		10,235,389

Diversified Financial Services — 3.9%
853,176	Bank of America Corp.	29,016,516
311,150	JPMorgan Chase & Co.	13,379,450
13,557	Liberty Media Corp. — Capital*	200,914

		42,596,880

Diversified Telecommunication Services — 3.8%
316,241	AT&T, Inc.	12,618,016
92,067	CenturyTel, Inc.	3,260,093

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
668,573	Verizon Communications, Inc.(b)	$25,720,003

		41,598,112

Electric Utilities — 1.2%
77,300	Duke Energy Corp.	1,428,504
6,549	Exelon Corp.	576,312
83,700	FirstEnergy Corp.	6,588,027
4,649	FPL Group, Inc.	313,900
83,515	PPL Corp.	4,285,155

		13,191,898

Electrical Equipment — 1.0%
194,447	Emerson Electric Co.	11,312,926

Electronic Equipment & Instruments — 0.1%
16,369	Tech Data Corp.*	598,942

Energy Equipment & Services — 2.9%
7,287	Baker Hughes, Inc.	645,774
4,800	Cameron International Corp.*	255,504
9,683	Exterran Holdings, Inc.*	711,894
44,814	FMC Technologies, Inc.*	3,219,886
218,468	Global Industries Ltd.*	3,768,573
422,427	Halliburton Co.(b)	20,521,504
30,812	National-Oilwell Varco, Inc.*	2,567,256
400	Oceaneering International, Inc.*	28,544
6,861	Patterson-UTI Energy, Inc.	215,984
1,050	SEACOR Holdings, Inc.*	93,429
1,388	Smith International, Inc.	109,541
2,287	Superior Energy Services, Inc.*	122,789

		32,260,678

Food & Staples Retailing — 4.2%
151,605	BJ’s Wholesale Club, Inc.*	5,986,881
200,323	Costco Wholesale Corp.(b)	14,287,036
43,926	CVS Caremark Corp.	1,879,594
7,125	Ruddick Corp.	253,151
75,846	Safeway, Inc.	2,417,212
426,376	The Kroger Co.(b)	11,785,033
178,813	Wal-Mart Stores, Inc.	10,324,663

		46,933,570

Food Products — 1.5%
35,537	Archer-Daniels-Midland Co.	1,410,819
49,443	Bunge Ltd.(b)	5,902,011
11,462	Hormel Foods Corp.	433,149
445,900	Tyson Foods, Inc.	8,400,756

		16,146,735

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 1.2%
39,340	Alcon, Inc.(b)	$6,176,380
37,228	Boston Scientific Corp.*	494,760
158,700	Kinetic Concepts, Inc.*(b)	6,892,341
3,729	Medtronic, Inc.	188,949

		13,752,430

Health Care Providers & Services — 2.5%
135,091	AmerisourceBergen Corp.(a)	5,583,311
51,937	Express Scripts, Inc.*	3,745,177
367,835	Medco Health Solutions, Inc.*	17,821,606

		27,150,094

Hotels, Restaurants & Leisure — 1.1%
725	Chipotle Mexican Grill, Inc.*	66,917
193,656	McDonald’s Corp.	11,487,674

		11,554,591

Household Products — 0.8%
140,375	Procter & Gamble Co.	9,271,769

Independent Power Producers & Energy Traders — 1.9%
831,604	Reliant Energy, Inc.*	21,255,798

Industrial Conglomerates — 2.7%
77,950	3M Co.	6,045,802
393,829	General Electric Co.	12,098,427
149,843	McDermott International, Inc.*	9,294,761
55,667	Tyco International Ltd.	2,515,592

		29,954,582

Insurance — 2.3%
1,497	Arch Capital Group Ltd.*	105,329
8,000	Axis Capital Holdings Ltd.	280,400
62,400	Endurance Specialty Holdings Ltd.	2,100,384
242,586	MetLife, Inc.(b)	14,562,438
23,944	Prudential Financial, Inc.	1,788,617
49,399	The Chubb Corp.	2,655,690
82,677	The Travelers Cos., Inc.	4,118,141

		25,610,999

Internet & Catalog Retail — 0.3%
35,554	Amazon.com, Inc.*(b)	2,901,917

Internet Software & Services* — 1.2%
84,300	eBay, Inc.	2,529,843
9,072	Google, Inc.	5,314,377
23,746	VeriSign, Inc.	950,790
155,405	Yahoo!, Inc.(b)	4,158,638

		12,953,648

IT Services — 0.4%
92,200	Accenture Ltd.	3,763,604

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — (continued)
2,779	Broadridge Financial Solutions, Inc.	$62,639
17,318	Western Union Co.	409,397

		4,235,640

Machinery — 2.9%
141,709	AGCO Corp.*(a)	8,563,475
122,900	Caterpillar, Inc.(b)	10,156,456
5,892	Flowserve Corp.	816,160
190,387	Ingersoll-Rand Co. Ltd.(b)	8,384,644
15,418	Joy Global, Inc.	1,298,658
24,422	SPX Corp.	3,245,195

		32,464,588

Marine — 0.0%
1,475	Kirby Corp.*	82,098

Media — 3.9%
788,648	CBS Corp. Class B(b)	17,019,024
3,745	The DIRECTV Group, Inc.*	105,235
1,668,421	Time Warner, Inc.	26,494,525

		43,618,784

Metals & Mining — 1.1%
7,907	Carpenter Technology Corp.	436,466
19,036	Commercial Metals Co.	696,718
2,759	Nucor Corp.	206,373
16,790	Reliance Steel & Aluminum Co.	1,141,216
76,236	Southern Copper Corp.(b)	8,403,494
49,258	Worthington Industries, Inc.(b)	982,205

		11,866,472

Multi-Utilities — 0.1%
22,400	Dominion Resources, Inc.	1,037,120

Multiline Retail — 0.0%
4,907	Sears Holdings Corp.*(b)	415,721

Oil, Gas & Consumable Fuels — 11.7%
275,778	Anadarko Petroleum Corp.	20,675,077
35,221	Apache Corp.	4,721,727
22,357	Bill Barrett Corp.*	1,203,477
8,094	Cabot Oil & Gas Corp.	487,663
83,680	Chevron Corp.(b)	8,296,872
5,619	Cimarex Energy Co.	382,879
21,744	ConocoPhillips	2,024,366
12,333	Continental Resources, Inc.*	791,409
94,679	Devon Energy Corp.	10,977,083
3,540	Encore Acquisition Co.*	236,437
5,585	EOG Resources, Inc.	718,399
627,052	Exxon Mobil Corp.	55,657,135
1,303	Forest Oil Corp.*	86,975
13,200	Noble Energy, Inc.	1,286,340
51,344	Occidental Petroleum Corp.	4,720,054

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
13,231	Pioneer Natural Resources Co.	$949,861
1,775	St. Mary Land & Exploration Co.	90,454
29,834	Ultra Petroleum Corp.*	2,594,663
234,400	Valero Energy Corp.(b)	11,916,896
19,967	W&T Offshore, Inc.	1,113,360

		128,931,127

Personal Products — 0.3%
15,997	Avon Products, Inc.	624,843
77,312	Herbalife Ltd.	2,979,604
1,257	The Estee Lauder Cos., Inc.	59,833

		3,664,280

Pharmaceuticals — 5.0%
56,657	Eli Lilly & Co.	2,727,468
14,018	Johnson & Johnson	935,561
428,819	Merck & Co., Inc.	16,706,788
1,744,330	Pfizer, Inc.	33,770,229
19,763	Wyeth	878,861

		55,018,907

Real Estate Investment Trusts — 3.3%
7,363	AMB Property Corp.	433,975
47,554	AvalonBay Communities, Inc.(b)	4,812,465
14,117	Equity Residential	597,008
1,253	Federal Realty Investment Trust	101,017
15,655	Nationwide Health Properties, Inc.	534,305
375,780	ProLogis(b)	23,272,055
4,351	Public Storage	383,454
596	Rayonier, Inc.	28,286
2,280	Taubman Centers, Inc.	122,550
91,010	The Macerich Co.(b)	6,509,945

		36,795,060

Real Estate Management & Development — 0.2%
26,527	Jones Lang LaSalle, Inc.	1,871,215

Road & Rail — 0.9%
194,056	J.B. Hunt Transportation Services, Inc.	6,760,911
24,424	Landstar System, Inc.	1,360,905
84,322	Werner Enterprises, Inc.	1,597,059

		9,718,875

Semiconductors & Semiconductor Equipment — 2.9%
11,174	Applied Materials, Inc.	221,357
263,815	Intel Corp.	6,115,231
28,138	MEMC Electronic Materials, Inc.*	1,931,955
102,047	NVIDIA Corp.*(b)	2,520,561

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
667,708	Texas Instruments, Inc.(b)	$21,687,156

		32,476,260

Software — 4.6%
40,407	Activision, Inc.*	1,363,736
3,766	Adobe Systems, Inc.*	165,930
14,370	Advent Software, Inc.*(b)	617,479
1,302,356	Microsoft Corp.	36,882,722
2,666	Oracle Corp.*	60,891
1,124	Salesforce.com, Inc.*	81,277
1,069	Sybase, Inc.*	34,229
524,649	Symantec Corp.*	11,400,623

		50,606,887

Specialty Retail — 2.3%
58,477	Aeropostale, Inc.*	2,043,186
164,403	AutoNation, Inc.*	2,595,923
177,046	Best Buy Co., Inc.(b)	8,266,278
187,560	GameStop Corp.*	9,302,976
105,915	The TJX Cos., Inc.(b)	3,395,635
2,736	Urban Outfitters, Inc.*	88,072

		25,692,070

Textiles, Apparel & Luxury Goods — 0.1%
21,410	NIKE, Inc. Class B	1,463,802

Thrifts & Mortgage Finance — 0.3%
171,044	Hudson City Bancorp, Inc.	3,044,583

Tobacco — 3.8%
308,307	Altria Group, Inc.(a)	6,862,914
338,466	Philip Morris International, Inc.*	17,823,619
5,100	Universal Corp.(b)	253,011
311,590	UST, Inc.(b)	17,209,116

		42,148,660

TOTAL COMMON STOCKS		$1,084,281,758

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.1%
Joint Repurchase Agreement Account II
$23,500,000	2.326%	06/02/08	$23,500,000
Maturity Value: $23,504,555

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,107,781,758

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 17.3%
Boston Global Investment Trust-Enhanced Portfolio
191,609,950	2.588%	$191,609,950

TOTAL INVESTMENTS — 117.5%		$1,299,391,708

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.5)%		(193,075,807)

NET ASSETS — 100.0%		$1,106,315,901

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) A portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on May 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	307	June 2008	$21,499,210	$(135,409)

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,257,704,975

Gross unrealized gain	95,008,464
Gross unrealized loss	(53,321,731)

Net unrealized security gain	$41,686,733

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management, L.P., (“GSAM”), are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information as discussed below.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. Currency symbols utilized throughout the report are defined as follows:
     ARS — Argentine Peso
     BRL — Brazilian Real
     EUR — Euro
     HUF — Hungarian Forint
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Balanced	$3,200,000

Structured Large Cap Growth	25,000,000

Structured Large Cap Value	38,600,000

Structured U.S. Equity	23,500,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.33%	06/02/08	$2,000,388,333

Banc of America Securities LLC	1,000,000,000	2.10	06/02/08	1,000,175,000

Banc of America Securities LLC	500,000,000	2.32	06/02/08	500,096,667

Banc of America Securities LLC	3,521,900,000	2.34	06/02/08	3,522,586,771

Barclays Capital, Inc.	400,000,000	2.30	06/02/08	400,076,667

Barclays Capital, Inc.	5,500,000,000	2.33	06/02/08	5,501,067,916

Citigroup Global Markets, Inc.	2,000,000,000	2.30	06/02/08	2,000,383,333

Credit Suisse Securities (USA) LLC	2,200,000,000	2.37	06/02/08	2,200,434,500

Deutsche Bank Securities, Inc.	7,110,000,000	2.35	06/02/08	7,111,392,375

Greenwich Capital Markets	500,000,000	2.33	06/02/08	500,097,083

JPMorgan Securities	1,500,000,000	2.34	06/02/08	1,500,292,500

Merrill Lynch	750,000,000	2.36	06/02/08	750,147,500

UBS Securities LLC	3,910,000,000	2.30	06/02/08	3,910,749,417

TOTAL				$30,897,888,062

     At May 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 2.625% to 16.250%, due 07/23/08 to 06/01/38; Federal National Mortgage Association, 3.000% to 15.500%, due 06/01/08 to 03/01/48, Government National Mortgage Association, 0.000% to 25.208%, due 12/16/30 to 04/16/38; U.S. Treasury Inflation Protected Securities, 1.625%, due 01/15/18, U.S. Treasury Notes, 2.000% to 5.000%, due 07/31/08 to 02/28/10 and by various corporate issues, 0.000% to 7.370%, due 06/30/08 to 03/14/51. The aggregate market value of the collateral, including accrued interest, was $31,531,505,631.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.07% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Fund may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized on the Statements of Assets and Liabilities. When entering into swap contracts, the Fund must “set aside” liquid assets or engage in other appropriate measures to “cover” its obligations under the swap contract. The Fund may invest in the following type of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer or an issuer within an index on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements or, with respect to credit default swaps, when a credit event occurs, and are recorded as realized gains from swaps on the Statement of Operations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.